Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	18,372,229
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	€ 7,041	€ 4,900
Current portion of net trade accounts and notes receivable	11,148	13,273
Other receivables	842	720
Inventories	4,263	3,920
Deferred tax assets	32	26
Other assets, current portion	367	621
Short-term investment	1,036	1,572
Total current assets	24,729	25,032
Noncurrent Assets
Property and equipment, net	2,035	2,534
Intangible assets, net	71	68
Goodwill	2,412	2,412
Deposits and other non-current assets	396	484
Net Trade accounts and notes receivable, non current	801	1,708
Total assets	30,444	32,238
Current liabilities
Trade accounts and notes payable	6,336	6,295
Deferred revenues, current portion	885	418
Social security and other payroll withholdings taxes	729	767
Employee absences compensation	473	444
Income taxes payable	12	31
Other accrued liabilities	1,928	1,988
Short-term borrowings	2,095	1,700
Current portion of capital lease obligations	459	557
Current portion of long-term debt	207	238
Convertible debentures carried at fair value	7,085
Financial instruments carried at fair value	0	195
Total current liabilities	13,124	19,717
Deferred revenues, non current	79	258
Capital lease obligations, non current	494	695
Non Convertible debentures	4,416	0
Convertible debentures carried at fair value	0	7,085
Financial instruments carried at fair value	1,754	0
Long-term debt, non current	415	720
Other long-term liabilities	1,999	2,135
Total liabilities	22,282	23,525
Shareholders' equity
Common stock, € 0.13 par value; 18,753,757 shares issued and 18,372,229 shares outstanding; 13,726,532 shares issued and 13,345,004 shares outstanding; at December 31, 2012 and 2011, respectively	2,438	1,784
Additional paid-in capital	45,791	39,784
Retained earnings	(35,569)	(28,093)
Cumulative other comprehensive loss	(3,327)	(3,590)
Treasury stock, at cost; 381,528 at December 31, 2012 and 2011, respectively	(1,172)	(1,172)
Total shareholders' equity	8,161	8,714
Total liabilities and shareholders' equity	€ 30,444	€ 32,238

Statement of Financial Position (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common Stock [Member]
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	18,753,757	13,726,532
Common Stock, Shares, Outstanding	18,372,229	13,345,004
Treasury Stock [Member]
Treasury Stock, Shares	381,528	381,528

Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales of goods	€ 17,009	€ 12,399	€ 13,135
Sales of RPPs & leases	3,988	4,508	4,689
Sales of spare parts and services	5,021	5,365	5,378
Total sales	26,018	22,272	23,202
Total net sales	26,018	22,272	23,202
Other revenues	47	20	506
Total revenues	26,065	22,292	23,708
Cost of goods	(9,735)	(7,365)	(7,656)
Cost of RPPs & leases	(2,329)	(2,240)	(2,641)
Cost of spare parts and services	(3,568)	(3,830)	(3,956)
Total cost of sales	(15,632)	(13,435)	(14,253)
Gross profit	10,433	8,857	9,455
Operating Expenses
Research and development expenses	(2,659)	(2,436)	(3,268)
Selling and marketing expenses	(6,620)	(5,874)	(6,684)
General and administrative expenses	(3,185)	(3,044)	(3,320)
Loss from operations	(2,030)	(2,497)	(3,818)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	(733)	482	884
Other income (expense), net	0	(50)	0
Financial (expense) income, net	(4,594)	1,522	(8,844)
Income (loss) before taxes	(7,358)	(543)	(11,778)
Income tax (expense) benefit	(118)	(395)	(939)
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Earnings per share
Basic income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Diluted income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Basic Weighted average shares outstanding	17,556,395	13,345,004	13,008,401
Diluted Weighted average shares outstanding	17,556,395	13,345,004	13,008,401

Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	931	1,413	1,233
Change in fair value	3,915	(2,435)	6,053
Other Non-cash compensation	243	370	489
Change in allowances for doubtful accounts & slow-moving inventories	153	457	186
Change in long-term provisions	(51)	431	(21)
Net capital loss on disposals of assets	290	355	78
Deferred tax expense (benefit)	(52)	293	180
Operating cash flow	(2,046)	(54)	(4,519)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	2,507	(172)	146
Decrease (Increase) in inventories	(497)	(436)	(355)
Decrease (Increase) in other assets	75	259	940
(Decrease) Increase in trade accounts and notes payable	(91)	508	192
(Decrease) Increase in accrued expenses, other current liabilities	(110)	(842)	(223)
Net increase (decrease) in operating assets and liabilities	1,884	(683)	700
Net cash used in operating activities	(162)	(737)	(3,818)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(334)	(756)	(244)
Net proceeds from sale of leased back assets	299	304	283
Acquisitions of property and equipment	(272)	(103)	(352)
Acquisitions of intangible assets	(44)	(11)	(13)
Acquisitions of short term investments, net	0	0	(406)
Net proceeds from sale of short term investments, net	536	0	0
Net proceeds from sale of assets	0	0	39
Increase (decrease) in deposits and guarantees, net	50	(47)	8
Net cash generated by (used in) investing activities	234	(612)	(685)
Cash flow from financing activities:
Proceeds from capital increase	1,898	758	8,966
Proceeds from long term borrowings, net of financing costs	1,821	210	598
Repayment of long term borrowings	(2,176)	(299)	(7,424)
Repayment of obligations under capital leases	(595)	(701)	(843)
Increase (decrease) in bank overdrafts and short-term borrowings	395	(295)	(644)
Net cash generated by (used in) financing activities	1,342	(328)	652
Net effect of exchange rate changes on cash and cash equivalents	727	(789)	(369)
Net increase (decrease) in cash and cash equivalents	2,141	(2,469)	(4,221)
Cash and cash equivalents at beginning of year	4,900	7,369	11,590
Cash and cash equivalents at end of year	€ 7,041	€ 4,900	€ 7,369

Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Additional Paid-In Capital [Member]	Common Stock [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning Balance at Jan. 01, 2010
Net income (loss)					€ (12,717)	€ (12,717)
Translation adjustment				(93)		(93)
Warrants and stock options granted	265		62			327
Warrants and stock options granted (Shares)						18,000
Capital increase	8,644	322				8,966
Capital increase (Shares)						2,480,096
Provision for retirement indemnities				(162)		(162)
Ending Balance at Dec. 31, 2010	38,870	1,740	(1,172)	(3,386)	(27,154)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Net income (loss)					(938)	(938)
Translation adjustment				(274)		(274)
Warrants and stock options granted	199					199
Warrants and stock options granted (Shares)						336,603
Capital increase	714	44				758
Provision for retirement indemnities				70		70
Ending Balance at Dec. 31, 2011	39,784	1,784	(1,172)	(3,590)	(28,093)	8,714
Ending Balance (Shares) at Dec. 31, 2011						13,345,004
Net income (loss)					(7,475)	(7,475)
Translation adjustment				315		315
Warrants and stock options granted	881					881
Capital increase	5,126	654				5,780
Capital increase (Shares)						5,027,225
Provision for retirement indemnities				(52)		(52)
Ending Balance at Dec. 31, 2012	€ 45,791	€ 2,438	€ (1,172)	€ (3,327)	€ (35,569)	€ 8,161
Ending Balance (Shares) at Dec. 31, 2012						18,372,229

Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Other comprehensive loss:
Foreign currency translation adjustments	315	(274)	(93)
Provision for retirement indemnities	(52)	70	(162)
Comprehensive income (loss), net of tax	€ (7,213)	€ (1,143)	€ (12,972)

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Text Block]
1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1-1 Nature of operations
EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces devices for treating stones of the urinary tract and localized prostate cancer. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third-party distributors and agents, and export sales through subsidiaries based in Germany, Italy and Asia.
The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.
1-2 Management estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
1-3 Consolidation
The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries, which include EDAP TMS France SAS, EDAP Technomed Inc., Edap Technomed Sdn Bhd, Edap Technomed Italia S.R.L, EDAP Technomed Co. Ltd. and EDAP TMS Gmbh. Edap Technomed Sdn Bhd was incorporated in early 1997. Edap Technomed Co. Ltd. was created in late 1996. EDAP TMS Gmbh was created in July 2006. EDAP SA, a subsidiary incorporating HIFU activities merged all of its activity into EDAP TMS France SAS in 2008. All intercompany transactions and balances are eliminated in consolidation
1-4 Revenue recognition
Sales of goods:
For medical device sales with no significant remaining vendor obligation, payments contingent upon customer financing, acceptance criteria that can be subjectively interpreted by the customer, or tied to the use of the device, revenue is recognized when evidence of an arrangement exists, title to the device passes (depending on terms, either upon shipment or delivery), and the customer has the intent and ability to pay in accordance with contract payment terms that are fixed or determinable. For sales in which payment is contingent upon customer financing, acceptance criteria can be subjectively interpreted by the customer, or payment depends on use of the device, revenue is recognized when the contingency is resolved. The Company provides training and provides a minimum of one-year warranty upon installation. The Company accrues for the warranty costs at the time of sale. Revenues related to disposables are recognized when goods are delivered.
Sales of RPPs and leases:
Revenues related to the sale of Ablatherm treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Sales of spare parts and services:
Revenues related to spare parts are recognized when goods are delivered. Maintenance contracts rarely exceed one year and are recognized on a straight line basis. Billings or cash receipts in advance of services due under maintenance contracts are recorded as deferred revenue.
1-5 Shipping and handling costs
The Company recognizes revenue from the shipping and handling of its products as a component of revenue. Shipping and handling costs are recorded as a component of cost of sales.
1-6 Cash equivalents and short term investments
Cash equivalents are cash investments which are highly liquid and have initial maturities of 90 days or less.
Cash investments with a maturity higher than 90 days are considered as short-term investments.
1-7 Accounts Receivables
Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors.
1-8 Inventories
Inventories are valued at the lower of manufacturing cost, which is principally comprised of components and labor costs, or market (net realizable value). Cost is determined on a first-in, first-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.
1-9 Property and equipment
Property and equipment is stated at historical cost. Depreciation and amortization of property and equipment are calculated using the straight-line method over the estimated useful life of the related assets, as follows:
Leasehold improvements	10 years or lease term if shorter
Equipment	3 - 10 years
Furniture, fixtures, fittings and other	2 - 10 years
Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven years.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
1-10 Long-lived assets
The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.
1-11 Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.
Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.
Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:
Patents.................................................................... 5 years
Licenses.................................................................. 5 years
Trade name and trademark .................................. 7 years

1-12 Treasury Stocks
Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first in first out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not affect reported results of operations.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

1-13 Warranty expenses
The Company provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Standard warranty period may vary from 1 year to 5 years depending on the market. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income. Warranty expense amounted to € 469 thousand, € 362 thousand and € 555 thousand for the years ended December 31, 2012, 2011 and 2010 respectively.

1 -14 Income taxes
The Company accounts for income taxes in accordance with ASC 740, ‘‘Accounting for Income Taxes’’ Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In accordance with ASC740, no provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.
As of January 1, 2007, the Company adopted FIN48 (now ASC 740) “Accounting for uncertainty in income tax”. Under ASC740, the measurement of a tax position that meets the more-likely-that-not recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.
1-15 Research and development costs
Research and development costs are recorded as an expense in the period in which they are incurred.
The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research tax credits as a grant, offsetting operating expenses .
The research tax credit amounted to € 256 thousand, € 411 thousand and € 327 thousand for the years ended December 31 2012, 2011 and 2010 respectively.
1-16 Advertising costs
Advertising costs are recorded as an expense in the period in which they are incurred.  Advertising costs amounted to € 374 thousand, € 652 thousand and € 920 thousand for the years ended December 31, 2012, 2011 and 2010 respectively.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
1-17 Foreign currency translation and transactions
Translation of the financial statements of consolidated companies
The reporting currency of EDAP TMS S.A. for all years presented is the euro (€).  The functional currency of each subsidiary is its local currency. In accordance with ASC 830, all accounts in the financial statements are translated into euro from the functional currency at exchange rate as follows:
·	assets and liabilities are translated at year-end exchange rates;
·	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
·	statement of income items are translated at average exchange rates for the year; and
·	translation gains and losses are recorded in a separate component of shareholders’ equity.
Foreign currencies transactions
Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.
1-18 Earnings per share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.
1-19 Derivative instruments
ASC 815 requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.
Gains and losses from derivative instruments are recorded in the income statement.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
1-20 Employee stock option plans
At December 31, 2012, the Company had three stock-based employee compensation plans. The Company adopted ASC 718, “Share-Based Payment”, effective January 1, 2006. ASC 718 requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).
The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:
	Year Ended December 31,
	2012 (1)	2011 (1)	2010
Weighted-average expected life (years)	—	—	6.25
Expected volatility rates	—	—	87%
Expected dividend yield	—	—	—
Risk-free interest rate	—	—	2.32%
Weighted-average exercise price (€)	—	—	2.23
Weighted-average fair value of options granted during the year (€)	—	—	1.45
(1) The Company did not make any grants during the years ended December 31, 2012 and 2011.
1-21 Convertible debentures and detachable warrants
Convertible Debentures
On October 29, 2007, the Company issued $20 million in aggregate principal amount of non-secured, convertible debentures due October 29, 2012 (the ‘2007 Convertible Debentures’) with detachable warrants (the ‘2007 Warrants’). See Note 14 of the 2011 Annual Report on Form 20-F for further discussion. At the inception date, the Company elected to measure the instrument and the embedded derivatives in their entirety at fair value, with changes in fair value reported in the income statement under financial income, in accordance with ASC 815. Thus, the convertible debentures together with their embedded derivatives were recorded as a liability, with subsequent changes in fair value recorded in financial income and expenses. The Company used a binomial valuation model to measure the fair value of the Investor Warrants as defined below and a binomial valuation model with a Company specific credit spread to measure the fair value of the convertible debentures.
On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Warrants.  Pursuant to the terms of the Exchange Agreement, certain holders agreed to exchange their outstanding securities for newly issued ordinary shares and an amount in cash (the ‘Option A Holders’), while all other holders (the ‘Option B Holders’) agreed to exchange their outstanding securities for new, non-convertible debentures due June 30, 2014 (the ‘2012 New Debentures’) and new warrants (the ‘2012 Exchange Offer Warrants’). The Company closed the Exchange on January 25, 2012. The 2012 New Debentures were recorded as a liability at their fair value at inception and subsequently valued on an amortized cost basis. The 2012 Exchange Offer Warrants were recorded as equity instruments and the Company used a Black-Scholes pricing model to determine their value at inception. See Note 14, 16 and 20 for further discussion.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Warrants:
The 2007 Warrants were issued to both the investors in the 2007 Convertible Debentures and to the bank that assisted the Company as the Placement Agent. See Note 14 of the 2011 Annual Report on Form 20-F for further discussion. The warrants issued to the investors in the Convertible Debentures (“The 2007 Investor Warrants”) and the Placement Agent (“The 2007 Placement Agent Warrants”) were evaluated at issuance under FASB ASC 480-10-25, and ASC 815-40-15 and ASC 815-40-25 (formerly EITF 07-5 and 00-19, respectively) as freestanding instruments, as they were both legally detachable and separately exercisable from any other instruments. Based on this analysis, the 2007 Warrants were classified as a derivative liability because the Company may have been required to pay a net-cash settlement upon the occurrence of certain events outside the control of the company. Specifically, Section 3(e) (Certain Adjustments-Fundamental Transaction) of the 2007 Warrants provided that under certain circumstances outside the control of the Company, the Company might be required, at the Holder’s election, to pay an amount of cash equal to the value of the warrant  as determined in accordance with the Black-Scholes option pricing model.  As a result, the 2007 Warrants did not qualify for the a scope exception from derivative accounting under ASC 815-10-15-74(a) as it was not always within the Company’s control to settle the contract in its own shares and therefore did not meet the guidance of ASC 815-40-25.
The valuation model of the 2007 Investor Warrants used a binomial valuation model at inception to capture the complexity of the instruments. For subsequent years, the Company used a Black-Scholes valuation model with changes in fair value recorded as a financial expense or income. At December 31, 2012, all the 2007 Placement Agent Warrants had been exchanged against ADRs.
The 2012 Exchange Offer Warrants were issued to Option B Holders as part of the January 19, 2012 Exchange Agreement, closed on January 25, 2012.The Company determined that the Warrants, which require settlement in shares, should be recognized as equity instruments See Note 16.6 for further discussion.
The Company used the Black-Scholes pricing model to value the 2012 Exchange Offer Warrants at inception.
On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”) with warrants attached (the “March 2012 Investor Warrants”).  The Company also issued warrants to the placement agent, Rodman & Renshaw LLC (the “March 2012 Placement Agent Warrants” and together with the March 2012 Investor Warrants, the “March 2012 Warrants”).  Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the March 2012 Warrants could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price of the March 2012 Warrants is determined in U.S. dollars while the functional currency of the Company is the Euro. Therefore, the Company determined that the March 2012 Warrants should be accounted for as a liability.
The Company used the Black-Scholes pricing model to value the March 2012 Warrants at inception, with changes in fair value recorded as a financial expense or income.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
1-22 Leases and Sales and leaseback transactions
In accordance with ASC 840, Accounting for Leases, the Company   classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one of the following criteria; otherwise, it is an operating lease:
-	Ownership is transferred to the lessee by the end of the lease term;
-	The lease contains a bargain purchase option;
-	The lease term is at least 75% of the property’s estimated remaining economic life;
-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
The Company enters into sale and leaseback transactions from time to time. In accordance with ASC 840, any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.
1-23 New accounting pronouncements
In September 2011, the FASB issued ASU 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"). ASU 2011-08 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The adoption of ASU 2011-08 did not impact the company's consolidated financial statements.
In June 2011, the FASB issued ASU 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 requires, in part, that companies present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 did not impact the company's consolidated financial statements.

Cash and Cash Equivalents Disclosure	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents  and  short term investments are comprised of the following:
	December 31,
	2012	2011
Total cash and cash equivalents	7,041	4,900
Short term investments	1,036	1,572
Total cash and cash equivalents, and short term investments	8,077	6,472

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value. In 2012 and 2011, short term investments comprise € 1.0 million pledged in favour of the bank as a collateral to a € 1.0 million short term loan. See Note 13.

Trade Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2012
Trade Accounts And Notes Receivable, Net [Text Block]
3—TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:
	December 31,
	2012	2011
Trade accounts receivable	12,938	15,570
Notes receivable	613	684
Less: allowance for doubtful accounts	(1,602)	(1,272)
Total	11,949	14,981
Less current portion	(11,148)	(13,273)
Total long-term portion	801	1,708

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to € 516 thousand, € 191 thousand and € 200 thousand, for the years ended December 31, 2012, 2011, and 2010.

Long term portion consists mainly of capital leases of medical devices. Future minimum lease payments to be received over the five coming years are as follows:

December 31, 2012

2013	841
2014	401
2015	169
2016	60
2017	5
Total minimum lease payments	1,477

Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables [Text Block]
4—OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2012	2011
Value-added taxes receivable	427	220
Research and development tax credit receivable from the French State	256	426
Research and development subsidies receivable from the French State	90	-
Personnel advances	35	37
Others	34	37
Total	842	720

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Text Block]
5—INVENTORIES

Inventories consist of the following:
	December 31,
	2012	2011
Components, spare parts	4,032	3,657
Work-in-progress	566	573
Finished goods	600	856
Total gross inventories	5,198	5,086
Less: provision for slow-moving inventory	(934)	(1,167)
Total	4,263	3,920

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to an income of € 186 thousand for the year ended December 31, 2012 and an expense of  € 428 thousand and € 184 thousand for the years ended December 31, 2011 and 2010, respectively.

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Text Block]	6—OTHER ASSETS Other assets consist of the following:
	December 31,
	2012	2011
Deferred financing costs , current portion	-	31
Other prepaid expenses, current portion	367	590
Total	367	621

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Text Block]
7—PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2012	2011
Equipment	8,097	8,286
Furniture, fixture, and fittings and other	2,921	2,785
Total gross value	11,018	11,071
Less: accumulated depreciation and amortization	(8,984)	(8,536)
Total	2,035	2,534

Depreciation and amortization expense related to property and equipment amounted to € 802 thousand, to € 870 thousand and € 950 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Capitalized costs on equipment held under capital leases of € 3,639 thousand and € 3,426 thousand and are included in property and equipment at December 31, 2012 and 2011, respectively. Accumulated amortization of these assets leased to third parties was € 2,646 thousand and € 2,454 thousand, at December 31, 2012 and 2011, respectively. Amortization expense on assets held under capital leases is included in total amortization expense and amounted to € 331 thousand, € 333 thousand and € 333 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets [Text Block]
8—GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-11, the Company adopted ASC 350, ‘‘Goodwill and Other Intangible Assets’’, on January 1, 2002. ASC 350 requires that goodwill and other intangible assets that have indefinite lives not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to € 1,767 thousand for the UDS division and to € 645 thousand for the HIFU division, at December 31, 2012.

The Company completed the required annual impairment test in the fourth quarter of 2012. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two reportable units. The main assumptions used are the following: (i) a five-year business plan approved by management, (ii) a discount rate of 15% for HIFU, 10% for UDS, (iii) a residual value specific to each segment. In both cases, the fair value of the reporting unit was in excess of the reporting unit's book value, which resulted in no goodwill impairment.

A one percentage point increase in the HIFU discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. Similarly, a one percentage point increase in the UDS discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. A zero growth rate in the Company’s UDS business plan would not lead the Company to record any impairment charge. A 10% growth rate in the Company’s HIFU business plan would not lead the Company to record any impairment charge.

Intangible assets consist of the following:

	December 31,
	2012	2011
Licenses	453	412
Trade name and trademark	658	723
Patents	412	412
Organization costs	363	363
Total gross value	1,886	1,910
Less: accumulated amortization	(1,814)	(1,843)
Total	71	68

 Amortization expenses related to intangible assets amounted to € 36 thousand, € 14 thousand and € 36 thousand, for the years ended December 31, 2012, 2011 and 2010, respectively.

For the two coming years, the annual estimated amortization expense for intangible assets will be approximately € 30 thousand.

Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9—TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2012	2011
Trade accounts payable	5,820	5,725
Notes payable	516	570
Total	6,336	6,295

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Other Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Other Accrued Liabilities [Text Block]
11—OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2012	2011
Current portion of provision for warranty costs	666	651
Value added tax payable	326	342
Accruals for social expenses	386	278
Conditional government subsidies	341	519
Retirement indemnities	39	94
Accrued interests	139	183
Others	373	262
Total	2,270	2,329
Less non current portion of Conditional government subsidies	(341)	(341)
Current portion	1,928	1,988

Conditional government subsidies are granted by French government to finance R&D project developments and are subject to reimbursement conditional to development milestones.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Changes in the provision for warranty costs are as follows:

	December 31,
	2012	2011
Beginning of year	1,287	1,402
Amount used during the year	(694)	(477)
New warranty expenses	469	362
End of year	1,062	1,287
Less current portion	(666)	(651)
Long term portion	396	636

Lease Obligations	12 Months Ended
Dec. 31, 2012
Lease Obligations [Text Block]
12—LEASE OBLIGATIONS

12-1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2012, this equipment consists of medical devices for an amount of € 778 thousand and vehicles for an amount of € 175 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2012 are as follows:
December 31, 2012

2013	495
2014	212
2015	177
2016	99
2017	39
Thereafter	4
Total minimum lease payments	1,026
Less: amount representing interest	(72)
Present value of minimum lease payments	953
Less: current portion	(459)
Long-term portion	494

Interest paid under capital lease obligations was € 53 thousand, € 81 thousand, and € 115 thousand for the years ended December 31, 2012, 2011, and 2010, respectively.

12-2 Operating leases

As of December 31, 2012, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on November 2011 has a lease term of nine years expiring at the option of the lessee at the end of a first fixed six-year period, then a three-year period, through 2019 (i.e. in 2017 and 2019).

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Future minimum lease payments for these operating leases consist of the following amounts, unless leases are otherwise cancelled by the lessees:

	France	Japan

2013	297	124
2014	297	-
2015	297	-
2016	297	-
2017	272	-
Total	1,460	124

Total rent expenses under operating leases amounted to € 772 thousand, € 751 thousand and € 790 thousand for the years ended December 31, 2012, 2011 and 2010, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Text Block]
13—SHORT-TERM BORROWINGS

As of December 31, 2012, short-term borrowings consist mainly of € 1,093 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to € 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	October 19, 2013	Euribor + 0,5%

As of December 31, 2011, short-term borrowings consist mainly of € 685 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to € 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	January 20, 2012	Euribor + 0,5%

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Text Block]
14—LONG TERM DEBT, DEBENTURES AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

14-1 Long-term debt:
	December 31,
	2012	2011
Japanese yen term loan	497	728
Italy term loan	114	215
Malaysia term loan	11	15
Total long term debt	622	958
Less current portion	(207)	(238)
Total long-term portion	415	720

As of December 31, 2012, long-term debt in Japan consists of 3 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

The 10,000,000 JPY loan initially maturing on July 17, 2014 was repaid earlier in 2012.

As of December 31, 2011, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	July 17, 2014	2.00%
	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

As of December 31, 2012, long-term debt in Italy consists of a loan in euro of an initial amount of € 404 thousand with an interest rate at Euribor + 1.9% due to mature on February 28, 2014.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

14-2 Debentures:

	December 31,
	2012	2011
Convertible debentures		7,085
Non Convertible debentures	4,416

Total	4,416	7,085
Less current portion	-	(7,085)
Total long-term portion	4,416	-

As of December 31, 2012, Debentures  consist of the $8.0 million of principal amount of the 9% non convertible New Debentures resulting from the January 2012 Exchange Agreement. New Debentures are evaluated at amortized cost, using an effective interest rate of 35%.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Investor Warrants. Pursuant to the terms of the Exchange Agreement:
   certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash; and
    certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014 and January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs (collectively, the “Exchange”).
Under the Exchange Agreement, the Company undertakes that in the event the Company raises capital then the Company shall be required to apply 40% of the net proceeds to redeem the New Debentures in whole or in part. The Exchange Agreement provides also for certain cases of early redemption at the election of the Holders of the New Debentures such as a change of control transaction or other types of fundamental transactions.

Under the Exchange Agreement, the Company also commits to certain covenants including not to pay cash dividends or distribution on any equity securities of the Company as long as any of the New Debentures remain outstanding.

On January 25, 2012, the Company closed the Exchange and all of the 2007 Convertible Debentures and the 2007 Investor Warrants were exchanged for the 2012 New Debentures of principal amount of $10 million, 1,948,871 newly issued ordinary shares, in the form of ADRs, the 2012 Exchange Offer Warrants and $500,000 in cash.
On May 9, 2012, the Company used $2.0 million of the net proceeds from the March 2012 Placement to partially reimburse the 2012 New Debentures, thus reducing their outstanding principal amount to $8.0 million.

The Company considered guidance contained in ASC 405-20 – Extinguishments of Liabilities, ASC 470-50 – Debt Modifications and Extinguishment and ASC 470-60 – Troubled Debt Restructuring, for the general concepts on debt modifications and restructurings. As a result, the Company determined that the Debt Extinguishment model should apply to account for the Exchange.

See below: Summary of the variations in the fair-value of the Debentures and financial instruments.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

14-3 Financial instruments carried at fair value:

	December 31,
	2012	2011
Investor Warrants	1,571	195
Placement Agent Warrants	183	-

Total	1,754	195
Less current portion	-	(195)
Total long-term portion	1,754	-

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrants”).  The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. The Company also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016. Total gross proceeds for the placement amounted to $5.625 million.

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company ( 1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability.

See below: Summary of the variations in the fair-value of the Debentures and financial instruments.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of 2007 Investor Warrants:

The valuation model of the Investor Warrants uses a Black –Scholes model.

As of December 31, 2011, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of warrants: $6.87
-	Risk free interest rate at 6 years: 0.23%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

As of December 31, 2012, all the 2007 investor warrants have been cancelled pursuant to the January 2012 Exchange Agreement.

On that basis, the unit fair value of the Investor Warrants was $0.29 per warrant as of December 31, 2011. The total fair value for the remaining 882,000 issued Investor warrants was $0.253 million at December 31, 2011.

Fair Value of the 2007 Convertible Debentures:

The total fair value of the convertible debt is the aggregate of the fair value of the underlying debt host instrument and the fair value of the embedded derivative.

The estimate of the fair value of the underlying debt component is obtained by using the actual interest spread the Company would have had to pay if a straight, unsecured, debt had been raised, with no additional remuneration to lenders in the form of conversion options or warrants. Before and at inception date, the Company conducted an analysis of the terms on a non-convertible, unsecured, conventional debt. Based on this analysis, a rate of 30% has been used to assess the fair value of the debt host, which represents an interest spread of 26% over the risk-free interest rate at inception date. The present value of the debt host using an effective interest rate of 30% was $10.330 million.

At December 31, 2011 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 34.72%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2011 was $8.998 million taking into account the remaining 10,500 debentures.

The valuation model of the conversion option uses a binomial valuation model to capture the complexity of the instrument, and notably the continuous possibility of an arbitrage between holding common shares versus interest bearing bonds.

As of October 29, 2007, the binomial model used the following main assumptions and parameters:

-	Share price at inception date: $5.95
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 4.04%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2011, the binomial model uses the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.10%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

At inception, the Company used a 30 -day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the fair value of the conversion option was $5.780 million ($7.909 million before liquidity discount) at inception date and $168 thousand ($294 thousand before liquidity discount) as of December 31, 2011.

On January 25,, 2012, all Convertible Debentures have been exchanged for non-convertible 2012 New Debentures in the January 2012 Exchange Agreement. See Notes 14-2 and 14-3 and Note 19.

Fair Value of  the March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%

As of December 31, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.04
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.59%
-	Share price volatility: 113%

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, and $1.47 per warrant as of December 31, 2012. The total fair value for the 1,406,250 issued Investor warrants was $2.173 million at inception date and $2.073 million as of December 31, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%

As of December 31, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.04
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.50%
-	Share price volatility: 113%

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, and $1.43 per warrant as of December 31, 2012. The total fair value for the 168,750 issued Placement Agent warrants was $0.256 million at inception date and $0.242 million as of December 31, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Summary of the variations in the fair-value of the Debentures and financial instruments:

All amounts in thousand Euros unless otherwise stated	As of Dec. 31, 2012	Impact of the January 2012 Exchange Agreement			Impact of the March 2012 Placement		Fair-value adjustments & amortised costs		USD/EUR Exch. impact	As of Dec. 31, 2011
		Cash	Exchange	Debt Issuance Costs	Reimburs. of non-Convertible Debentures	Equity Classif. of Warrants	FV adjust ments	Amort. costs
Outstanding nominal amount in thousand US Dollar	8,000	(500)			(2,000)					10,500
Convertible Debentures carried at fair value	-	(385)	(6,948)				282		(34)	7,085
Non Convertible Debentures	4,416		4,883	(171)	(1,526)			1,292	(62)
TOTAL Debentures	4,416	(385)	(2,065)	(171)	(1,526)		282	1,292	(96)	7,085
Investor Warrants 2007			(373)				178			195
Investor Warrants 2012	1,571					1,629	(75)		17	-
Placement Agent Warrants	183					192	(11)		2	-
Total Financial instruments carried at fair value	1,754		(373)			1,821	92		19	195
TOTAL	6,170	(385)	(2,437)	(171)	(1,526)	1,821	374	1,292	(78)	7,280

The January 2012 Exchange Offer resulted in a loss of € 2,250 thousand as detailed below.

Extinguishment of Convertible Debentures and cancellation of 2007 Warrants and issuance of New Debentures – See Notes 14-2 & 14-3	2,437
Issuance of new shares and warrants – See Statements of Shareholders Equity (See Note 16-7)	(4,687)
Financial loss from the 2012 January Exchange Agreement	(2,250)

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

 Long-term debt, Debentures and Financial instruments carried at fair value at December 31, 2012 mature as follows:

2013	207
2014	4,527
2015	91
2016	266
2017	1,653
2018	47
Total	6,792

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities [Text Block]
15—OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2012	2011
Provision for retirement indemnities (Japan & France) 	1,016	939
Provision for employee termination indemnities (Italy)	246	219
Provision for warranty costs, less current portion	396	636
Conditional government subsidies, less current portion	341	341
Total	1,999	2,135

Pension, post-retirement, and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2012 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. The largest part of this liability relates to employees in France. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:
	Pension Benefits – France
	2012	2011	2010

Discount rate	3.20%	4.70%	4.60%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	25	25

	Pension Benefits – Japan
	2012	2011	2010

Discount rate	1.60%	1.00%	1.00%
Salary increase	1.50%	1.50%	2.30%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In 2012, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	517	498
Current liabilities	-	39
Accumulated other comprehensive income	(68)	(157)
Total	449	380

In 2011, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	386	552
Current liabilities	-	94
Accumulated other comprehensive income	25	(199)
Total	411	447

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2012:

France	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	386	371	262
Service cost	29	31	21
Interest cost	18	17	13
Plan amendments			31
Actuarial (gain) / loss	93	(33)	43
Benefits paid	(8)	-	-
Benefit obligations at end of year (1)	517	386	371

Unrecognized actuarial (gain) loss	38	(56)	(23)
Unrecognized prior service cost	30	31	31
Accrued pension cost	449	411	363

(1) The accumulated benefit obligation was € 353 thousand and € 264 thousand at December 31, 2012 and 2011 respectively.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Japan	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	646	562	435
Service cost	61	68	50
Interest cost	6	6	6
Plan amendments	-	-	-
Termination benefits	-	-	-
Actuarial (gain) / loss	(6)	37	68
Benefits paid	(93)	-	(95)
Exchange rate impact	(76)	47	98
Benefit obligations at end of year (1)	538	646	562

Unrecognized actuarial (gain) loss	157	199	236
Unrecognized prior service cost	-	-	-
Accrued pension cost	380	447	326

(1) The accumulated benefit obligation was € 474 thousand and € 570 thousand at December 31, 2012 and 2011 respectively.

Shareholders Equity	12 Months Ended
Dec. 31, 2012
Shareholders Equity [Text Block]
16—SHAREHOLDERS’ EQUITY

16-1 Common stock

As of December 31, 2012, EDAP TMS S.A.’s common stock consisted of 18,753,757 issued shares, fully paid, and with a par value of € 0.13 each. 18,372,229 of the shares were outstanding.

16-2 Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

16-3 Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception as the result of an accumulated statutory deficit of € 22,844 thousand.  Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

16-4 Treasury stock

As of December 31, 2012, the 381,528 shares of treasury stock consisted of (i) 190,238 shares acquired between August and December 1998 for € 649 thousand, and (ii) 191,290 shares acquired in June and July 2001 for € 523 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 16-5).

16-5 Stock-option plans

As of December 31, 2012, EDAP TMS S.A. sponsored three stock purchase and subscription option plans:

On January 29, 2004, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 240,000 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Under this plan, 124,000 options are still in force on December 31, 2012.

On May 22, 2007, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares. at a fixed price to be set by the Board of Directors.

Conforming to this stock option plan, on October 29, 2007, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at € 3.99 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of October 29, 2011 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on October 29, 2017 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2007 the total fair value of the options granted under this plan was € 1,731 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months, between October 2007 and October 2011. The impact on 2010 operating income, in accordance with ASC 718 was € 167 thousand. The impact on 2011 operating income was € 53 thousand and there was no more impact on 2012 operating income. Under this plan, 416,838 options are still in force on December 31, 2012.

Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted the remaining 95,912 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at € 1.88 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At June 25, 2010 the total fair value of the options granted under this plan was € 143 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2010 Operating Income was € 39 thousand. The impact on 2011 operating income was € 56 thousand. The impact on 2012 operating income was € 30 thousand. Under this plan, 95,912 options are still in force on December 31, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On June 24, 2010, the shareholders authorized the Board of Directors to grant up to 229,100 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted 229,100 options to purchase existing Shares to certain employees of EDAP TMS. The exercise price was fixed at € 2.38 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier.  At June 24, 2010 the total fair value of the options granted under this plan was € 328 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2010 Operating Income was € 82 thousand. The impact on 2011 operating income was € 90 thousand. The impact on 2012 operating income was € 47 thousand. Under this plan, 174,100 options are still in force on December 31, 2012.

As of December 31, 2012, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:
	2012		2011		2010
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	830,025	3.23	906,775	3.19	656,013	3.57
Granted	-	-	-	-	325,012	2.23
Exercised	-	-	-	-	(18,000)	2.15
Forfeited	(15,750)	3.17	(51,750)	3.03	(56,250)	2.45
Expired	(3,425)	2.02	(25,000)	2.08	-	-
Outstanding on December 31,	810,850	3.18	830,025	3.23	906,775	3.19
Exercisable on December 31,	675,844	3.38	621,516	3.50	486,446	3.52

Share purchase options available for grant on December 31	83,428		72,003		16,003

On December 19, 2012, the shareholders authorized the Board of Directors to grant up to 500,000 options to subscribe to 500,000 new shares at a fixed price to be set by the Board of Directors. On January 18, 2013, the Board of  Directors granted 500,000 options to certain categories of employees.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at December 31, 2012:

	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)

3.99	416,838	4,8	3.99	416,838	3.99
2.60	124,000	1.2	2.60	124,000	2.60
2.38	174,100	7.5	2.38	87,050	2,38

1.88	95,912	7.5	1.88	47,956	1.88
1.88 to 3.99	810,850	5.2	3.18	675,844	3.38

A summary of the status of the non-vested shares as of December 31, 2012, and changes during the year ended December, 2012, is presented below:

	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2012	208,509	1.45
Granted	0	0
Vested	(67,503)	1.45
Forfeited	(6,000)	1.43
Non-vested at December 31, 2012	135,006	1.45

16-6 Warrants

On January 25, 2012, pursuant to the Exchange Agreement, we issued warrants (the “2012 Exchange Offer Warrants”)  to purchase 408,691 newly issued ordinary shares, to certain holders of the New Debentures, at an exercise price equal to the par value per share. The 2012 Exchange Offer Warrants are exercisable immediately and will expire on January 24, 2022. The fair value of the 2012 Exchange Offer Warrants at inception amounts to 805 K€.

At inception, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.59
-	Strike price of warrants: € 0.13
-	Risk free interest rate at 10 years: 2.08%
-	Share price volatility: 120%

On that basis, the unit fair value of the 2012 Exchange Offer Warrants was $2.56 per warrant at inception date. The total fair value for the 408,691 issued 2012 Exchange Offer Warrants was $1.047 million at inception date.

On January 16, 2013, the holders exercised in full the 408,691 2012 Exchange Offer Warrants.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

16- 7 Changes in warrants, stock options and capital increase

Warrants and stock options granted and Capital increase in 2012 comprised the following:

	Change in shareholders’ equity resulting from the January 2012 Exchange Agreement	Other change in shareholders equity	Total
Warrants and stock options granted	805	76	881
Capital increase	3,882	1,898	5,780
Total Capital Increase	4,687	1,974	6,661

Other Revenues	12 Months Ended
Dec. 31, 2012
Other Revenues [Text Block]
17—OTHER REVENUES

Other revenues consist of the following:

	2012	2011	2010
Grants and others	47	20	506
Total	47	20	506

In 2012 and 2011, other revenues mainly consist of sales of a license.

In 2010, other revenues consist mainly of € 500 thousand of French Government grant as part of a small businesses aid program.

Research And Development Expenses	12 Months Ended
Dec. 31, 2012
Research And Development Expenses [Text Block]
18—RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2012	2011	2010
Gross research and development expenses	(3,654)	(2,851)	(3,958)
Research Tax Credit	256	411	327
Grants	739	4	363
Net Research and development expenses	(2,659)	(2,436)	(3,268)

In 2012, grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of prostate cancer.

In 2010, grants mainly consisted of national grants for the development of the HIFU technology.

Financial Income, Net	12 Months Ended
Dec. 31, 2012
Financial Income, Net [Text Block]
19—FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:
	2012	2011	2010
Interest income	126	185	265
Interest expense	(2,065)	(875)	(2,136)
Depreciation of prepaid expenses on debt grant	(31)	(224)	(920)
Changes in fair value of the 2007 Convertible Debentures	(282)	1,301	(3,434)
Changes in fair value of the warrants	(92)	1,133	(2,618)
Impact from the January 2012 Exchange Agreement	(2,250)
Total	(4,594)	1,522	(8,844)

In 2012, interest expense on the 2012 Non-convertible Debenture amounted to € 1,895 thousand, of which € 597 thousand expense for the payment of the 9% interest coupon.

Interest expense in 2011 comprised a € 687 thousand expense for the payment of the 9% interest coupon on the Convertible Debentures and accelerated conversion.

Interest expense in 2010 comprised a € 1,058 thousand expense for the payment of the 9% interest coupon on the Convertible Debentures and accelerated conversion.

The 2007 Convertible Debenture was recorded at fair value. As a result of the January 2012 Exchange Offer, the 2007 Convertible Debt was remeasured, which resulted in a loss of € 2,250 thousand, as detailed in Notes 14-2 and 14-3.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Text Block]
20—INCOME TAXES

20-1 Loss before income taxes

Loss before income taxes is comprised of the following:
	2012	2011	2010
France	(5,392)	1,192	(8,972)
EDAP Inc, U.S.A.	(1,739)	(1,146)	(2,143)
Other countries	(227)	(589)	(663)
Total	(7,358)	(543)	(11,778)

20-2 Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:
	2012	2011	2010
Current income tax expense:
France	(102)	(95)	(818)
Other countries	(22)	(45)	(49)
Sub-total current income tax expense	(124)	(140)	(866)
Deferred income tax (expense) benefit:
France	(2)	(0)	(13)
Other countries	8	(255)	(60)
Sub-total deferred income tax (expense) benefit	6	(255)	(73)
Total	(118)	(395)	(939)

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

20-3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2012	2011
Net operating loss carryforwards	19,563	17,426
Elimination of intercompany profit in inventory	119	223
Elimination of intercompany profit in fixed assets	122	193
Other items	689	808
Total deferred tax assets	20,493	18,650
Capital leases treated as operating leases for tax	(76)	(140)
Other items	(11)	(10)
Total deferred tax liabilities	(87)	(150)
Net deferred tax assets	20,406	18,500
Valuation allowance for deferred tax assets	(20,375)	(18,474)
Deferred tax assets (liabilities), net of allowance	32	26

Net operating loss carryforwards of € 11,112 thousand, € 1,600 thousand, € 1,811 thousand, € 397 thousand, € 510 thousand and € 42,488 thousand as of December 31, 2012 are available at EDAP Technomed Inc., EDAP-TMS France S.A.S., Edap Technomed Co Ltd Japan, Edap Technomed Sdn Bhd Malaysia, EDAP TMS GmbH and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of € 19,563 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2012, € 14,947 thousand out of these € 19,563 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2014 through 2032. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

20-4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:
	2012	2011	2010
French statutory rate	33.3%	34.4%	33.8%
Income of foreign subsidiaries taxed at different tax rates	0.4%	12.6%	0.6%
Effect of net operating loss carry-forwards and valuation allowances	(37.6%)	(287.3%)	(28.3%)
Non taxable debt fair value variation	(1.1%)	154.1%	(17.4%)
Non deductible entertainment expenses	1.9%	9.5%	0.4%
Other	1.5%	4%	2.9%
Effective tax rate	(1.6%)	(72.7%)	(8.0%)

20-5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2012 there is no uncertainty in the Company’s tax positions.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of € 772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C-214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included € 374,156 of late interest. The Company reversed consequently the € 50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts. As of December 31, 2012, this procedure was still ongoing.

 As a result, the effect on the retained earnings is the following:
	Unrecognized tax benefits
	2012	2011	2010
Balance as of January 1 st ,	-	-	(50)
Impact of tax positions taken during a prior period	-	-	-
Impact of tax positions taken during the current period	-	-	-
Impact of settlements with taxing authorities	-	-	50
Impact of a lapse of the applicable statute of limitations	-	-	-
Balance as of December 31 st ,	-	-	-

As the state aid received in 1994 was an income tax credit, the payment of € 773 thousand has been recognized as an income tax in 2010. The tax years that remain subject to examination by major tax jurisdictions are 2010, 2011 and 2012.

Deferred Revenues	12 Months Ended
Dec. 31, 2012
Deferred Revenues [Text Block]
10—DEFERRED REVENUES

Deferred revenues consist of the following:

	December 31,
	2012	2011
Deferred revenues on maintenance contracts	600	329
Deferred revenue on RPP	50	24
Deferred revenue on sale of devices	304	284
Deferral of the gain on sale-lease-back transactions	9	39
Total	964	676
Less long term portion	(79)	(258)
Current portion	885	418

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share [Text Block]
21—EARNINGS (LOSS) PER SHARE

A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	For the year ended Dec. 31, 2012			For the year ended Dec. 31, 2011			For the year ended Dec. 31, 2010
	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

Effect of dilutive securities:
Stock options only in the money		-			-			-

Diluted EPS
Income (Loss) available to common shareholders, including assumed Conversions	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

The effects of dilutive securities, representing a number of shares of 388,256, 8,981 and 85,834 for the years ended December 31, 2012, 2011 and 2010 respectively, were excluded from the calculation of earnings per share as a net loss was reported in these periods.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Text Block]
22—COMMITMENTS AND CONTINGENCIES

22-1 Commitments

The Company currently has commitments regarding its operating leases as described in Note 12-2.

In connection with the issuance of New Debentures and January 2012 Warrants, the Company entered into a registration rights agreement (the “Registration Right Agreement”). Under the terms of the Registration Rights Agreement, subject to certain limited exceptions, if the Company fails to comply with certain provisions set forth in the Registration Rights Agreement, the Company will be required to pay the holders participating in the exchange, as liquidated damages, 1.0% of the aggregate balanced amount of October 2007 Convertible Debentures exchanged by each such holder in the Exchange Agreement for each 30 -day period (or a pro rata portion thereof) during which such failure continues.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

22-2 Litigation

As of the date of these financial statements, the Company is not involved in any material legal proceedings.

22-3 Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note 1-13 and Note 11.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Text Block]
23—FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosure of the estimated fair value of financial instruments was made in accordance with the requirements of ASC 825 ‘‘Disclosure about fair value of financial instruments.’’ The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. The estimates of fair values of the Company’s financial instruments are compared below to the recorded amounts at December 31, 2012 and 2011.
	December 31,		December 31,
	2012 Recorded Value	2012 Estimated Fair Value	2011 Recorded Value	2011 Estimated Fair Value
Assets:
Cash and cash equivalents	7,041	7,041	4,900	4,900
Trade accounts and notes receivable, net	11,949	11,949	14,981	14,981
Short term investments	1,036	1,036	1,572	1,572
Liabilities:
Short-term borrowings	2,095	2,095	1,700	1,700
Trade accounts payable	5,820	5,820	5,725	5,725
Notes payable	516	516	570	570
Debentures and other Long Term Debt	5,038	5,038	7,085	7,085
Investor Warrants	1,571	1,571	195	195
Placement Agent Warrants	183	183	-	-

The recorded amount of cash and cash equivalents, restricted short term investment, investments available for sale, trade accounts and notes receivable (drafts), short-term borrowings, and trade accounts and notes payable (drafts) are a reasonable estimate of their fair value due to the short-term maturities of these instruments.

Concentration Of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration Of Credit Risk [Text Block]
24—CONCENTRATION OF CREDIT RISK

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts and notes receivable from customers, primarily located in France, Japan and the United States. The Company maintains cash deposits with major banks. Management periodically assesses the financial condition of these institutions and believes that any possible credit risk is limited.
The Company has procedures in effect to monitor the creditworthiness of its customers. The Company obtains bank guarantees for first-time or infrequent customers, and in certain cases obtains insurance against the risk of a payment default by the customer. The Company reviewed individual customer balances considering current and historical loss experience and general economic conditions in determining the allowance for doubtful accounts receivable of € 1.6 million and € 1.3 million, for the years ended December 31, 2012, and 2011, respectively.

Ultimate losses may vary from the current estimates, and any adjustments are reported in earnings in the periods in which they become known.

In 2012, 2011 and 2010, the Company did not generate significant revenue with a single customer.

Foreign Currency Transactions	12 Months Ended
Dec. 31, 2012
Foreign Currency Transactions [Text Block]
25—FOREIGN CURRENCY TRANSACTIONS

The Company generates a significant percentage of its revenues, and of its operating expenses, in currencies other than euro. The Company’s operating profitability could be materially adversely affected by large fluctuations in the rate of exchange between the euro and such other currencies. The Company engages in foreign exchange hedging activities when it deems necessary, but there can be no assurance that hedging activities will be offset by the impact of movements in exchange rates on the Company’s results of operations. As of December 31, 2012, there were no outstanding hedging instruments.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Text Block]
26—SEGMENT INFORMATION

In July 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the corporate activities of the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division and the Urological Devices and Services division. Then, in 2007, the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. The following tables set forth the key income statement figures, by segment for fiscal years 2012, 2011 and 2010 and the key balance sheet figures, by segment, for fiscal years 2012, 2011 and 2010.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies. Interest income and expense, current and deferred income taxes are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2012	2011	2010
Segment operating loss	(2,030)	(2,497)	(3,818)
Financial income (expense), net	(4,594)	1,522	(8,844)
Foreign Currency exchange (losses) gains, net	(733)	482	884
Other income (expense), net	-	(50)	-
Income tax (expense) credit	(118)	(395)	(939)
Consolidated net loss	(7,475)	(938)	(12,717)

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

A summary of the Company’s operations by segment is presented below for years ending December 31, 2012, 2011 and 2010:

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
Total net sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
Total net sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling and marketing expenses	(1,968)	(3,865)	(41)	-	(5,874)
G&A	(604)	(813)	(1,547)	(79)	(3,044)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	645	1,767	-	-	2,412

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2010
Sales of goods	1,939	11,196	-	-	13,135
Sales of RPPs & leases	3,505	1,184	-	-	4,689
Sales of spare parts and services	1,438	3,940	-	-	5,378
Total sales	6,882	16,319	-	-	23,202
Total net sales	6,882	16,319	-	-	23,202
External other revenues	6	500	-	-	506
Total revenues	6,888	16,820	-	-	23,708
Total COS	(3,285)	(10,969)	-	-	(14,253)
Gross margin	3,604	5,851	-	-	9,455
R&D	(741)	(793)	-	(1,734)	(3,268)
Selling and marketing expenses	(2,741)	(3,943)	-	-	(6,684)
G&A	(766)	(1,024)	(1,338)	(193)	(3,320)
Total expenses	(4,247)	(5,760)	(1,338)	(1,927)	(13,272)
Operating income (loss)	(644)	91	(1,338)	(1,927)	(3,818)
Total Assets	9,344	20,803	5,474	317	35,938
Capital expenditures	116	411	73	-	600
Long-lived assets	2,341	3,310	175	59	5,886
Goodwill	645	1,767	-	-	2,412

Valuation Accounts	12 Months Ended
Dec. 31, 2012
Valuation Accounts [Text Block]
27—VALUATION ACCOUNTS
	Allowance for doubtful accounts	Slow- moving inventory

Balance as of January 1, 2010	862	805
Charges to costs and expenses	200	184
Deductions: write-off and others	17	(118)
Balance as of December 31, 2010	1,079	871
Charges to costs and expenses	191	428
Deductions: write-off and others	2	(133)
Balance as of December 31, 2011	1,272	1,166
Charges to costs and expenses	516	124
Deductions: write-off and others	(186)	(356)
Balance as of December 31, 2012	1,602	934

Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures Of Cash Flow Information [Text Block]
28—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:
	2012	2011	2010
Income taxes paid (refunds received)	143	143	942
Interest paid	401	38	66
Interest received	16	40	43

Non-cash transactions:	2012	2011	2010
Capital lease obligations incurred	137	29	73

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Text Block]
29—RELATED PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts invoiced by Dae You  under this contract were € 61 thousand, € 60 thousand and € 59 thousand for 2012, 2011 and 2010 respectively. . As of December 31, 2012, payables to Dae You amounted to € 44 thousand and as of December 31, 2011, our payables to them amounted to € 39 thousand.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to € 371 thousand, € 768 thousand and € 315 thousand in 2012, 2011 and 2010 respectively. As of December 31, 2012, receivables (‘Net trade accounts and notes receivable’) amounted to € 350 thousand. As of December 31, 2011, receivables from Dae You amounted to € 95 thousand.

Subsequent Significant Events	12 Months Ended
Dec. 31, 2012
Subsequent Significant Events [Text Block]
30—SUBSEQUENT SIGNIFICANT EVENTS

a) On January 16, 2013, Liberty Harbor Master Fund exercised its 408,691 January 2012 Warrants. On January 18, 2013, the Board of Directors convened, acted the receipt of EUR53,129.83 corresponding to exercise of the Warrants and issued 408,691 new ADSs to Liberty Harbor Master Fund.

b) On January 31, 2013, we submitted our PMA application to the U.S. (FDA) for our Ablatherm-HIFU for treatment of low risk, localized prostate cancer. Our submission included data from the ENLIGHT U.S. Phase II/III clinical trial, as well as data from our extensive worldwide database of treatment information and follow-up data from patients who have undergone HIFU therapy for prostate cancer. On March 4, 2013, the U.S. FDA provided a positive administrative acceptance review notification for the PMA application and on   March 26, 2013, we received a Filing Review Notification from the FDA confirming that our PMA file contained all of the information needed to proceed with the substantive review.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of operations [Policy Text Block]
1-1 Nature of operations
EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces devices for treating stones of the urinary tract and localized prostate cancer. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third-party distributors and agents, and export sales through subsidiaries based in Germany, Italy and Asia.
The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.

Use of Estimates, Policy [Policy Text Block]
1-2 Management estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]
1-3 Consolidation
The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries, which include EDAP TMS France SAS, EDAP Technomed Inc., Edap Technomed Sdn Bhd, Edap Technomed Italia S.R.L, EDAP Technomed Co. Ltd. and EDAP TMS Gmbh. Edap Technomed Sdn Bhd was incorporated in early 1997. Edap Technomed Co. Ltd. was created in late 1996. EDAP TMS Gmbh was created in July 2006. EDAP SA, a subsidiary incorporating HIFU activities merged all of its activity into EDAP TMS France SAS in 2008. All intercompany transactions and balances are eliminated in consolidation

Revenue Recognition, Policy [Policy Text Block]
1-4 Revenue recognition
Sales of goods:
For medical device sales with no significant remaining vendor obligation, payments contingent upon customer financing, acceptance criteria that can be subjectively interpreted by the customer, or tied to the use of the device, revenue is recognized when evidence of an arrangement exists, title to the device passes (depending on terms, either upon shipment or delivery), and the customer has the intent and ability to pay in accordance with contract payment terms that are fixed or determinable. For sales in which payment is contingent upon customer financing, acceptance criteria can be subjectively interpreted by the customer, or payment depends on use of the device, revenue is recognized when the contingency is resolved. The Company provides training and provides a minimum of one-year warranty upon installation. The Company accrues for the warranty costs at the time of sale. Revenues related to disposables are recognized when goods are delivered.
Sales of RPPs and leases:
Revenues related to the sale of Ablatherm treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.
F-9
EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Sales of spare parts and services:
Revenues related to spare parts are recognized when goods are delivered. Maintenance contracts rarely exceed one year and are recognized on a straight line basis. Billings or cash receipts in advance of services due under maintenance contracts are recorded as deferred revenue.

Shipping and Handling Cost, Policy [Policy Text Block]
1-5 Shipping and handling costs
The Company recognizes revenue from the shipping and handling of its products as a component of revenue. Shipping and handling costs are recorded as a component of cost of sales.

Cash and Cash Equivalents, Policy [Policy Text Block]
1-6 Cash equivalents and short term investments
Cash equivalents are cash investments which are highly liquid and have initial maturities of 90 days or less.
Cash investments with a maturity higher than 90 days are considered as short-term investments.

Receivables, Policy [Policy Text Block]
1-7 Accounts Receivables
Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors.

Inventory, Policy [Policy Text Block]
1-8 Inventories
Inventories are valued at the lower of manufacturing cost, which is principally comprised of components and labor costs, or market (net realizable value). Cost is determined on a first-in, first-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.

Property, Plant and Equipment, Policy [Policy Text Block]
1-9 Property and equipment
Property and equipment is stated at historical cost. Depreciation and amortization of property and equipment are calculated using the straight-line method over the estimated useful life of the related assets, as follows:
Leasehold improvements	10 years or lease term if shorter
Equipment	3 - 10 years
Furniture, fixtures, fittings and other	2 - 10 years
Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven years.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
1-10 Long-lived assets
The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

Goodwill and Intangible Assets, Policy [Policy Text Block]
1-11 Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.
Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.
Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:
Patents.................................................................... 5 years
Licenses.................................................................. 5 years
Trade name and trademark .................................. 7 years

Treasury stocks [Policy Text Block]
1-12 Treasury Stocks
Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first in first out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not affect reported results of operations.
Warranty expenses [Policy Text Block]
1-13 Warranty expenses
The Company provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Standard warranty period may vary from 1 year to 5 years depending on the market. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income. Warranty expense amounted to € 469 thousand, € 362 thousand and € 555 thousand for the years ended December 31, 2012, 2011 and 2010 respectively.
Income Tax, Policy [Policy Text Block]
1 -14 Income taxes
The Company accounts for income taxes in accordance with ASC 740, ‘‘Accounting for Income Taxes’’ Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In accordance with ASC740, no provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.
As of January 1, 2007, the Company adopted FIN48 (now ASC 740) “Accounting for uncertainty in income tax”. Under ASC740, the measurement of a tax position that meets the more-likely-that-not recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.

Research, Development, and Computer Software, Policy [Policy Text Block]
1-15 Research and development costs
Research and development costs are recorded as an expense in the period in which they are incurred.
The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research tax credits as a grant, offsetting operating expenses .
The research tax credit amounted to € 256 thousand, € 411 thousand and € 327 thousand for the years ended December 31 2012, 2011 and 2010 respectively.

Advertising Costs, Policy [Policy Text Block]
1-16 Advertising costs
Advertising costs are recorded as an expense in the period in which they are incurred.  Advertising costs amounted to € 374 thousand, € 652 thousand and € 920 thousand for the years ended December 31, 2012, 2011 and 2010 respectively.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
1-17 Foreign currency translation and transactions
Translation of the financial statements of consolidated companies
The reporting currency of EDAP TMS S.A. for all years presented is the euro (€).  The functional currency of each subsidiary is its local currency. In accordance with ASC 830, all accounts in the financial statements are translated into euro from the functional currency at exchange rate as follows:
·	assets and liabilities are translated at year-end exchange rates;
·	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
·	statement of income items are translated at average exchange rates for the year; and
·	translation gains and losses are recorded in a separate component of shareholders’ equity.
Foreign currencies transactions
Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.

Earnings Per Share, Policy [Policy Text Block]
1-18 Earnings per share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.

Derivatives, Policy [Policy Text Block]
1-19 Derivative instruments
ASC 815 requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.
Gains and losses from derivative instruments are recorded in the income statement.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
1-20 Employee stock option plans
At December 31, 2012, the Company had three stock-based employee compensation plans. The Company adopted ASC 718, “Share-Based Payment”, effective January 1, 2006. ASC 718 requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).
The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:
	Year Ended December 31,
	2012 (1)	2011 (1)	2010
Weighted-average expected life (years)	—	—	6.25
Expected volatility rates	—	—	87%
Expected dividend yield	—	—	—
Risk-free interest rate	—	—	2.32%
Weighted-average exercise price (€)	—	—	2.23
Weighted-average fair value of options granted during the year (€)	—	—	1.45
(1) The Company did not make any grants during the years ended December 31, 2012 and 2011.

Debt, Policy [Policy Text Block]
1-21 Convertible debentures and detachable warrants
Convertible Debentures
On October 29, 2007, the Company issued $20 million in aggregate principal amount of non-secured, convertible debentures due October 29, 2012 (the ‘2007 Convertible Debentures’) with detachable warrants (the ‘2007 Warrants’). See Note 14 of the 2011 Annual Report on Form 20-F for further discussion. At the inception date, the Company elected to measure the instrument and the embedded derivatives in their entirety at fair value, with changes in fair value reported in the income statement under financial income, in accordance with ASC 815. Thus, the convertible debentures together with their embedded derivatives were recorded as a liability, with subsequent changes in fair value recorded in financial income and expenses. The Company used a binomial valuation model to measure the fair value of the Investor Warrants as defined below and a binomial valuation model with a Company specific credit spread to measure the fair value of the convertible debentures.
On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Warrants.  Pursuant to the terms of the Exchange Agreement, certain holders agreed to exchange their outstanding securities for newly issued ordinary shares and an amount in cash (the ‘Option A Holders’), while all other holders (the ‘Option B Holders’) agreed to exchange their outstanding securities for new, non-convertible debentures due June 30, 2014 (the ‘2012 New Debentures’) and new warrants (the ‘2012 Exchange Offer Warrants’). The Company closed the Exchange on January 25, 2012. The 2012 New Debentures were recorded as a liability at their fair value at inception and subsequently valued on an amortized cost basis. The 2012 Exchange Offer Warrants were recorded as equity instruments and the Company used a Black-Scholes pricing model to determine their value at inception. See Note 14, 16 and 20 for further discussion.
F-14
EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Warrants:
The 2007 Warrants were issued to both the investors in the 2007 Convertible Debentures and to the bank that assisted the Company as the Placement Agent. See Note 14 of the 2011 Annual Report on Form 20-F for further discussion. The warrants issued to the investors in the Convertible Debentures (“The 2007 Investor Warrants”) and the Placement Agent (“The 2007 Placement Agent Warrants”) were evaluated at issuance under FASB ASC 480-10-25, and ASC 815-40-15 and ASC 815-40-25 (formerly EITF 07-5 and 00-19, respectively) as freestanding instruments, as they were both legally detachable and separately exercisable from any other instruments. Based on this analysis, the 2007 Warrants were classified as a derivative liability because the Company may have been required to pay a net-cash settlement upon the occurrence of certain events outside the control of the company. Specifically, Section 3(e) (Certain Adjustments-Fundamental Transaction) of the 2007 Warrants provided that under certain circumstances outside the control of the Company, the Company might be required, at the Holder’s election, to pay an amount of cash equal to the value of the warrant  as determined in accordance with the Black-Scholes option pricing model.  As a result, the 2007 Warrants did not qualify for the a scope exception from derivative accounting under ASC 815-10-15-74(a) as it was not always within the Company’s control to settle the contract in its own shares and therefore did not meet the guidance of ASC 815-40-25.
The valuation model of the 2007 Investor Warrants used a binomial valuation model at inception to capture the complexity of the instruments. For subsequent years, the Company used a Black-Scholes valuation model with changes in fair value recorded as a financial expense or income. At December 31, 2012, all the 2007 Placement Agent Warrants had been exchanged against ADRs.
The 2012 Exchange Offer Warrants were issued to Option B Holders as part of the January 19, 2012 Exchange Agreement, closed on January 25, 2012.The Company determined that the Warrants, which require settlement in shares, should be recognized as equity instruments See Note 16.6 for further discussion.
The Company used the Black-Scholes pricing model to value the 2012 Exchange Offer Warrants at inception.
On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”) with warrants attached (the “March 2012 Investor Warrants”).  The Company also issued warrants to the placement agent, Rodman & Renshaw LLC (the “March 2012 Placement Agent Warrants” and together with the March 2012 Investor Warrants, the “March 2012 Warrants”).  Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the March 2012 Warrants could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price of the March 2012 Warrants is determined in U.S. dollars while the functional currency of the Company is the Euro. Therefore, the Company determined that the March 2012 Warrants should be accounted for as a liability.
The Company used the Black-Scholes pricing model to value the March 2012 Warrants at inception, with changes in fair value recorded as a financial expense or income.

Lease, Policy [Policy Text Block]
1-22 Leases and Sales and leaseback transactions
In accordance with ASC 840, Accounting for Leases, the Company   classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one of the following criteria; otherwise, it is an operating lease:
-	Ownership is transferred to the lessee by the end of the lease term;
-	The lease contains a bargain purchase option;
-	The lease term is at least 75% of the property’s estimated remaining economic life;
-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
The Company enters into sale and leaseback transactions from time to time. In accordance with ASC 840, any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.

NewAccountingPronouncementsAndChangesInAccountingPrinciplesTextBlock [Policy Text Block]
1-23 New accounting pronouncements
In September 2011, the FASB issued ASU 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"). ASU 2011-08 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The adoption of ASU 2011-08 did not impact the company's consolidated financial statements.
In June 2011, the FASB issued ASU 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 requires, in part, that companies present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 did not impact the company's consolidated financial statements.

Cash and Cash Equivalents Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2012	2011
Total cash and cash equivalents	7,041	4,900
Short term investments	1,036	1,572
Total cash and cash equivalents, and short term investments	8,077	6,472

Trade Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011
Trade accounts receivable	12,938	15,570
Notes receivable	613	684
Less: allowance for doubtful accounts	(1,602)	(1,272)
Total	11,949	14,981
Less current portion	(11,148)	(13,273)
Total long-term portion	801	1,708

Schedule of capital leases future minimum payments receivable [Table Text Block]
December 31, 2012

2013	841
2014	401
2015	169
2016	60
2017	5
Total minimum lease payments	1,477

Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of other receivables [Table Text Block]
	December 31,
	2012	2011
Value-added taxes receivable	427	220
Research and development tax credit receivable from the French State	256	426
Research and development subsidies receivable from the French State	90	-
Personnel advances	35	37
Others	34	37
Total	842	720

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2012	2011
Components, spare parts	4,032	3,657
Work-in-progress	566	573
Finished goods	600	856
Total gross inventories	5,198	5,086
Less: provision for slow-moving inventory	(934)	(1,167)
Total	4,263	3,920

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31,
	2012	2011
Deferred financing costs , current portion	-	31
Other prepaid expenses, current portion	367	590
Total	367	621

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2012	2011
Equipment	8,097	8,286
Furniture, fixture, and fittings and other	2,921	2,785
Total gross value	11,018	11,071
Less: accumulated depreciation and amortization	(8,984)	(8,536)
Total	2,035	2,534

Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,
	2012	2011
Licenses	453	412
Trade name and trademark	658	723
Patents	412	412
Organization costs	363	363
Total gross value	1,886	1,910
Less: accumulated amortization	(1,814)	(1,843)
Total	71	68

Accounts Payable and Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011
Trade accounts payable	5,820	5,725
Notes payable	516	570
Total	6,336	6,295

Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011
Current portion of provision for warranty costs	666	651
Value added tax payable	326	342
Accruals for social expenses	386	278
Conditional government subsidies	341	519
Retirement indemnities	39	94
Accrued interests	139	183
Others	373	262
Total	2,270	2,329
Less non current portion of Conditional government subsidies	(341)	(341)
Current portion	1,928	1,988

Schedule of changes in warranty costs provision [Table Text Block]
	December 31,
	2012	2011
Beginning of year	1,287	1,402
Amount used during the year	(694)	(477)
New warranty expenses	469	362
End of year	1,062	1,287
Less current portion	(666)	(651)
Long term portion	396	636

Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31, 2012

2013	495
2014	212
2015	177
2016	99
2017	39
Thereafter	4
Total minimum lease payments	1,026
Less: amount representing interest	(72)
Present value of minimum lease payments	953
Less: current portion	(459)
Long-term portion	494

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan

2013	297	124
2014	297	-
2015	297	-
2016	297	-
2017	272	-
Total	1,460	124

Long-Term Debt (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Debt [Table Text Block]
	December 31,
	2012	2011
Japanese yen term loan	497	728
Italy term loan	114	215
Malaysia term loan	11	15
Total long term debt	622	958
Less current portion	(207)	(238)
Total long-term portion	415	720

Schedule of debentures [Table Text Block]
	December 31,
	2012	2011
Convertible debentures		7,085
Non Convertible debentures	4,416

Total	4,416	7,085
Less current portion	-	(7,085)
Total long-term portion	4,416	-

Schedule of f inancial instruments carried at fair value [Table Text Block]
	December 31,
	2012	2011
Investor Warrants	1,571	195
Placement Agent Warrants	183	-

Total	1,754	195
Less current portion	-	(195)
Total long-term portion	1,754	-

Schedule of variations in debentures and financial instruments [Table Text Block]
All amounts in thousand Euros unless otherwise stated	As of Dec. 31, 2012	Impact of the January 2012 Exchange Agreement			Impact of the March 2012 Placement		Fair-value adjustments & amortised costs		USD/EUR Exch. impact	As of Dec. 31, 2011
		Cash	Exchange	Debt Issuance Costs	Reimburs. of non-Convertible Debentures	Equity Classif. of Warrants	FV adjust ments	Amort. costs
Outstanding nominal amount in thousand US Dollar	8,000	(500)			(2,000)					10,500
Convertible Debentures carried at fair value	-	(385)	(6,948)				282		(34)	7,085
Non Convertible Debentures	4,416		4,883	(171)	(1,526)			1,292	(62)
TOTAL Debentures	4,416	(385)	(2,065)	(171)	(1,526)		282	1,292	(96)	7,085
Investor Warrants 2007			(373)				178			195
Investor Warrants 2012	1,571					1,629	(75)		17	-
Placement Agent Warrants	183					192	(11)		2	-
Total Financial instruments carried at fair value	1,754		(373)			1,821	92		19	195
TOTAL	6,170	(385)	(2,437)	(171)	(1,526)	1,821	374	1,292	(78)	7,280

Schedule of details of debts [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	July 17, 2014	2.00%
	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities [Table Text Block]

2013	207
2014	4,527
2015	91
2016	266
2017	1,653
2018	47
Total	6,792

JAPAN [Member]
Schedule of details of debts [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

Other Long-Term Liabilities (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of other long term liabilities [Table Text Block]
	December 31,
	2012	2011
Provision for retirement indemnities (Japan & France) 	1,016	939
Provision for employee termination indemnities (Italy)	246	219
Provision for warranty costs, less current portion	396	636
Conditional government subsidies, less current portion	341	341
Total	1,999	2,135

Schedule of provision presentation according to ASC 715 [Table Text Block]

	France	Japan

Non current liabilities	517	498
Current liabilities	-	39
Accumulated other comprehensive income	(68)	(157)
Total	449	380

	France	Japan

Non current liabilities	386	552
Current liabilities	-	94
Accumulated other comprehensive income	25	(199)
Total	411	447

Schedule of actuarial assumptions of post retirement benefit plan france [Table Text Block]
	Pension Benefits – France
	2012	2011	2010

Discount rate	3.20%	4.70%	4.60%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	25	25

Schedule of actuarial assumptions of post retirement benefit plan Japan [Table Text Block]
	Pension Benefits – Japan
	2012	2011	2010

Discount rate	1.60%	1.00%	1.00%
Salary increase	1.50%	1.50%	2.30%

JAPAN [Member]
Schedule of pension cost components Japan [Table Text Block]
Japan	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	646	562	435
Service cost	61	68	50
Interest cost	6	6	6
Plan amendments	-	-	-
Termination benefits	-	-	-
Actuarial (gain) / loss	(6)	37	68
Benefits paid	(93)	-	(95)
Exchange rate impact	(76)	47	98
Benefit obligations at end of year (1)	538	646	562

Unrecognized actuarial (gain) loss	157	199	236
Unrecognized prior service cost	-	-	-
Accrued pension cost	380	447	326

FRANCE [Member]
Schedule of pension cost components France [Table Text Block]
France	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	386	371	262
Service cost	29	31	21
Interest cost	18	17	13
Plan amendments			31
Actuarial (gain) / loss	93	(33)	43
Benefits paid	(8)	-	-
Benefit obligations at end of year (1)	517	386	371

Unrecognized actuarial (gain) loss	38	(56)	(23)
Unrecognized prior service cost	30	31	31
Accrued pension cost	449	411	363

Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2012		2011		2010
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	830,025	3.23	906,775	3.19	656,013	3.57
Granted	-	-	-	-	325,012	2.23
Exercised	-	-	-	-	(18,000)	2.15
Forfeited	(15,750)	3.17	(51,750)	3.03	(56,250)	2.45
Expired	(3,425)	2.02	(25,000)	2.08	-	-
Outstanding on December 31,	810,850	3.18	830,025	3.23	906,775	3.19
Exercisable on December 31,	675,844	3.38	621,516	3.50	486,446	3.52

Share purchase options available for grant on December 31	83,428		72,003		16,003

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)

3.99	416,838	4,8	3.99	416,838	3.99
2.60	124,000	1.2	2.60	124,000	2.60
2.38	174,100	7.5	2.38	87,050	2,38

1.88	95,912	7.5	1.88	47,956	1.88
1.88 to 3.99	810,850	5.2	3.18	675,844	3.38

Disclosure of sharebased compensation arrangements by sharebased payment award nonvested [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2012	208,509	1.45
Granted	0	0
Vested	(67,503)	1.45
Forfeited	(6,000)	1.43
Non-vested at December 31, 2012	135,006	1.45

Changes In Warrants Stock Options And Capital Increase [Table Text Block]
	Change in shareholders’ equity resulting from the January 2012 Exchange Agreement	Other change in shareholders equity	Total
Warrants and stock options granted	805	76	881
Capital increase	3,882	1,898	5,780
Total Capital Increase	4,687	1,974	6,661

Other Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of other revenues [Table Text Block]
	2012	2011	2010
Grants and others	47	20	506
Total	47	20	506

Research And Development Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Research and development expenses [Table Text Block]
	2012	2011	2010
Gross research and development expenses	(3,654)	(2,851)	(3,958)
Research Tax Credit	256	411	327
Grants	739	4	363
Net Research and development expenses	(2,659)	(2,436)	(3,268)

Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of financial income (expense) [Table Text Block]
	2012	2011	2010
Interest income	126	185	265
Interest expense	(2,065)	(875)	(2,136)
Depreciation of prepaid expenses on debt grant	(31)	(224)	(920)
Changes in fair value of the 2007 Convertible Debentures	(282)	1,301	(3,434)
Changes in fair value of the warrants	(92)	1,133	(2,618)
Impact from the January 2012 Exchange Agreement	(2,250)
Total	(4,594)	1,522	(8,844)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
France	(5,392)	1,192	(8,972)
EDAP Inc, U.S.A.	(1,739)	(1,146)	(2,143)
Other countries	(227)	(589)	(663)
Total	(7,358)	(543)	(11,778)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current income tax expense:
France	(102)	(95)	(818)
Other countries	(22)	(45)	(49)
Sub-total current income tax expense	(124)	(140)	(866)
Deferred income tax (expense) benefit:
France	(2)	(0)	(13)
Other countries	8	(255)	(60)
Sub-total deferred income tax (expense) benefit	6	(255)	(73)
Total	(118)	(395)	(939)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011
Net operating loss carryforwards	19,563	17,426
Elimination of intercompany profit in inventory	119	223
Elimination of intercompany profit in fixed assets	122	193
Other items	689	808
Total deferred tax assets	20,493	18,650
Capital leases treated as operating leases for tax	(76)	(140)
Other items	(11)	(10)
Total deferred tax liabilities	(87)	(150)
Net deferred tax assets	20,406	18,500
Valuation allowance for deferred tax assets	(20,375)	(18,474)
Deferred tax assets (liabilities), net of allowance	32	26

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
French statutory rate	33.3%	34.4%	33.8%
Income of foreign subsidiaries taxed at different tax rates	0.4%	12.6%	0.6%
Effect of net operating loss carry-forwards and valuation allowances	(37.6%)	(287.3%)	(28.3%)
Non taxable debt fair value variation	(1.1%)	154.1%	(17.4%)
Non deductible entertainment expenses	1.9%	9.5%	0.4%
Other	1.5%	4%	2.9%
Effective tax rate	(1.6%)	(72.7%)	(8.0%)

Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of deferred revenues [Table Text Block]
	December 31,
	2012	2011
Deferred revenues on maintenance contracts	600	329
Deferred revenue on RPP	50	24
Deferred revenue on sale of devices	304	284
Deferral of the gain on sale-lease-back transactions	9	39
Total	964	676
Less long term portion	(79)	(258)
Current portion	885	418

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended Dec. 31, 2012			For the year ended Dec. 31, 2011			For the year ended Dec. 31, 2010
	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

Effect of dilutive securities:
Stock options only in the money		-			-			-

Diluted EPS
Income (Loss) available to common shareholders, including assumed Conversions	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31,		December 31,
	2012 Recorded Value	2012 Estimated Fair Value	2011 Recorded Value	2011 Estimated Fair Value
Assets:
Cash and cash equivalents	7,041	7,041	4,900	4,900
Trade accounts and notes receivable, net	11,949	11,949	14,981	14,981
Short term investments	1,036	1,036	1,572	1,572
Liabilities:
Short-term borrowings	2,095	2,095	1,700	1,700
Trade accounts payable	5,820	5,820	5,725	5,725
Notes payable	516	516	570	570
Debentures and other Long Term Debt	5,038	5,038	7,085	7,085
Investor Warrants	1,571	1,571	195	195
Placement Agent Warrants	183	183	-	-

Segment Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of operating profit (loss) from segments to consolidated [Table] [Table Text Block]
	2012	2011	2010
Segment operating loss	(2,030)	(2,497)	(3,818)
Financial income (expense), net	(4,594)	1,522	(8,844)
Foreign Currency exchange (losses) gains, net	(733)	482	884
Other income (expense), net	-	(50)	-
Income tax (expense) credit	(118)	(395)	(939)
Consolidated net loss	(7,475)	(938)	(12,717)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
Total net sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
Total net sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling and marketing expenses	(1,968)	(3,865)	(41)	-	(5,874)
G&A	(604)	(813)	(1,547)	(79)	(3,044)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2010
Sales of goods	1,939	11,196	-	-	13,135
Sales of RPPs & leases	3,505	1,184	-	-	4,689
Sales of spare parts and services	1,438	3,940	-	-	5,378
Total sales	6,882	16,319	-	-	23,202
Total net sales	6,882	16,319	-	-	23,202
External other revenues	6	500	-	-	506
Total revenues	6,888	16,820	-	-	23,708
Total COS	(3,285)	(10,969)	-	-	(14,253)
Gross margin	3,604	5,851	-	-	9,455
R&D	(741)	(793)	-	(1,734)	(3,268)
Selling and marketing expenses	(2,741)	(3,943)	-	-	(6,684)
G&A	(766)	(1,024)	(1,338)	(193)	(3,320)
Total expenses	(4,247)	(5,760)	(1,338)	(1,927)	(13,272)
Operating income (loss)	(644)	91	(1,338)	(1,927)	(3,818)
Total Assets	9,344	20,803	5,474	317	35,938
Capital expenditures	116	411	73	-	600
Long-lived assets	2,341	3,310	175	59	5,886
Goodwill	645	1,767	-	-	2,412

Valuation Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Valuation accounts [Table Text Block]
	Allowance for doubtful accounts	Slow- moving inventory

Balance as of January 1, 2010	862	805
Charges to costs and expenses	200	184
Deductions: write-off and others	17	(118)
Balance as of December 31, 2010	1,079	871
Charges to costs and expenses	191	428
Deductions: write-off and others	2	(133)
Balance as of December 31, 2011	1,272	1,166
Charges to costs and expenses	516	124
Deductions: write-off and others	(186)	(356)
Balance as of December 31, 2012	1,602	934

Supplemental Disclosures Of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2012	2011	2010
Income taxes paid (refunds received)	143	143	942
Interest paid	401	38	66
Interest received	16	40	43

Non-cash transactions:	2012	2011	2010
Capital lease obligations incurred	137	29	73

Summary Of Significant Accounting Policies (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising Expense	€ 374	€ 652	€ 920

Cash and Cash Equivalents Disclosure (Narrative) (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short term Investments pledged	€ 1
Collateral to short term loan		€ 1

Trade Accounts And Notes Receivable, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NotesReceivableInitialMaturities	90
Bad debt expenses	€ 516	€ 191	€ 200

Inventories (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Write-down	€ 186	€ 428	€ 184

Property And Equipment, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ (8,984)	€ (8,536)
Depreciation, Depletion and Amortization, Nonproduction	802	870	950
Assets Held under Capital Leases [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,646	2,454
Depreciation, Depletion and Amortization, Nonproduction	331	333	333
Capital Leased Assets, Gross	€ 3,639	€ 3,426

Goodwill And Intangible Assets (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization expenses related to intangible assets	€ 36	€ 14	€ 36
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	30
Finite-Lived Intangible Assets, Amortization Expense, Year Two	30
Goodwill	2,412	2,412	2,412
Urology Devices and Services (UDS) [Member]
Goodwill	1,767	1,767	1,767
Fair Value Inputs, Discount Rate	10.00%
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill	645	645	645
Fair Value Inputs, Discount Rate	15.00%
Fair Value Inputs, Long-term Revenue Growth Rate	10.00%
EDAP TMS (Corporate) [Member]
Goodwill	0	0	0
FDA [Member]
Goodwill	€ 0	€ 0	€ 0

Lease Obligations (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense, Lessee, Assets under Capital Lease	€ 53	€ 81	€ 115
Operating Leases, Rent Expense	772	751	790
Assets Held under Capital Leases [Member]
medical devices	778
vehicles	€ 175

Short-Term Borrowings (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
account receivables factored	€ 1,093	€ 685
loan in euro	€ 1,000	€ 1,000

Long-Term Debt (Narrative) (Details) (EUR €)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2007 Convertible Debt [Member]	Mar. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 InvestorWarrants2007 [Member]	Jan. 31, 2012 InvestorWarrants2012 [Member]	Dec. 31, 2012 InvestorWarrants2012 [Member]	Dec. 31, 2012 ITALY [Member]
Initial Amount									€ 404,000
Interest rate									1.9
Share price		€ 1.69	€ 5.95	€ 1.95	€ 2.04	€ 1.69	€ 1.95	€ 2.04
Strike price		€ 6.57	€ 6.57	€ 2.5	€ 2.5	€ 6.87	€ 2.75	€ 2.75
Risk free interest rate at 6 years						0.23%
Risk free interest rate at 5 years		0.10%	4.04%	0.92%	0.50%		1.05%	0.59%
Share price volatility		121.00%	45.00%	120.00%	113.00%	121.00%	120.00%	113.00%
Value per warrant				€ 1.52	€ 1.43	€ 0.29	€ 1.55	€ 1.47
Number issued		10,500			168,750	882,000		1,406,250
Total fair value		168,000	5,780,000	256,000	242,000	253,000	2,173,000	2,073,000
Liquidity discount factor		42.66%	26.91%			42.66%
Total fair value before liquidity discount		294,000	7,909,000
Present value		8,998,000
Loss On Exchange Offer	2,250,000
Extinguishment Of Convertible Debentures	2,437,000
Issuance Of New Shares And Warrants	(4,687,000)
Financial Loss On The Exchange Agreement	€ (2,250,000)

Other Long-Term Liabilities (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FRANCE [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 353	€ 264
JAPAN [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 474	€ 570

Shareholders Equity (Narrative) (Details) (EUR €)	2 Months Ended	5 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended
	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2012	Jan. 25, 2012	Dec. 31, 2012 Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Stock Options [Member] Common Stock [Member]	Dec. 31, 2009 Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 1 - 2004 [Member] Stock Options [Member] Common Stock [Member]	Jan. 29, 2004 Plan 1 - 2004 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2007 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	May 22, 2007 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Jun. 24, 2010 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 4 - 2012 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 2b - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Plan 2b - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Plan 2b - 2007 [Member] Stock Options [Member] Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										240,000					600,000				229,100	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					0	0	325,012						504,088					229,100		500,000			95,912
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price					€ 0	€ 0	€ 2.23						€ 3.99					€ 2.38					€ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value													€ 1,731,000					€ 328,000					€ 143,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge											53,000	167,000				47,000	90,000	82,000			30,000	56,000	39,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					810,850	830,025	906,775	656,013	124,000					416,838		174,100					95,912
RetainedEarningsStatutoryAccumulatedDeficit			22,844
Treasury Stock, Shares, Acquired	191,290	190,238
Treasury Stock, Value, Acquired, Par Value Method	523,000	649,000
ExchangeOfferWarrantsFairValue			1,047,000	805,000
ExchangeOfferWarrantsPerUnitFairValue			€ 2.56

Other Revenues (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from Grants	€ 47	€ 20	€ 506
Other Revenue, Net	€ 47	€ 20	€ 506

Financial Income, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on Non convertible debenture	€ 1,895	€ 687	€ 1,058
Interest on Non convertible debenture	597
interest coupon	9.00%	9.00%	9.00%
Loss on remeasured convertible debt	€ 2,250

Income Taxes (Narrative) (Details) (EUR €)	12 Months Ended
Dec. 31, 2012
Income Tax Examination, Penalties from Examination	€ 772,822
of which late interest	374,156
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	19,563
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	14,947
Other Tax Carryforward, Expiration Dates	2014 through 2032
Foreign Tax Authority [Member] | EDAP Technomed Inc [Member]
Operating Loss Carryforwards	11,112
Foreign Tax Authority [Member] | EDAP-TMS France S.A.S. [Member]
Operating Loss Carryforwards	1,600
Foreign Tax Authority [Member] | EDAP Technomed Co Ltd [Member]
Operating Loss Carryforwards	1,811
Foreign Tax Authority [Member] | EDAP Technomed Sdn Bhd Malaysia [Member]
Operating Loss Carryforwards	397
Foreign Tax Authority [Member] | EDAP TMS GmbH [Member]
Operating Loss Carryforwards	510
Foreign Tax Authority [Member] | EDAP TMS S.A. [Member]
Operating Loss Carryforwards	€ 42,488

Earnings (Loss) Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number Diluted Shares Outstanding Adjustment	388,256	8,981	85,834

Concentration Of Credit Risk (Narrative) (Details) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	€ 1.6	€ 1.3

Related Party Transactions (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties	€ 61	€ 60	€ 59
Related Parties Amount in Cost of Sales	371	768	315
Due to Related Parties, Current	44	39
Accounts Receivable, Related Parties, Current	€ 350	€ 95

Subsequent Significant Events (Narrative) (Details) (EUR €) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2013	Jan. 18, 2013	Jan. 16, 2013
Proceeds from Issuance of Warrants	€ 53,130
Warrants exercised			408,691
Issuance of ADRs		408,691

Schedule of Cash and Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	€ 7,041	€ 4,900	€ 7,369	€ 11,590
Short-term investment	1,036	1,572
Total cash and cash equivalents, and short term investments	€ 8,077	€ 6,472

Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable	€ 12,938	€ 15,570
Notes receivable	613	684
Less: allowance for doubtful accounts	(1,602)	(1,272)
Total	11,949	14,981
Less current portion	(11,148)	(13,273)
Total long-term portion	€ 801	€ 1,708

Schedule of capital leases future minimum payments receivable (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	€ 841
2014	401
2015	169
2016	60
2017	5
Total minimum lease payments	€ 1,477

Schedule of other receivables (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ValueAddedTaxReceivableCurrent	€ 427	€ 220
Research and development tax credit receivable from the French State	256	426
Research and development subsidies receivable from the French State	90	0
Personnel advances	35	37
OtherReceivables	34	37
NontradeReceivablesCurrent	€ 842	€ 720

Schedule of Inventory, Current (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components, spare parts	€ 4,032	€ 3,657
Work-in-progress	566	573
Finished goods	600	856
Total gross inventories	5,198	5,086
Less: provision for slow-moving inventory	(934)	(1,167)
Inventories	€ 4,263	€ 3,920

Schedule of Other Assets (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred financing costs , current portion	€ 0	€ 31
Other prepaid expenses, current portion	367	590
Total	€ 367	€ 621

Schedule of Property, Plant and Equipment (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total gross value	€ 11,018	€ 11,071
Less: accumulated depreciation and amortization	(8,984)	(8,536)
Total	2,035	2,534
Equipment [Member]
Total gross value	8,097	8,286
Furniture and Fixtures [Member]
Total gross value	€ 2,921	€ 2,785

Schedule of Intangible Assets and Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived License Agreements, Gross	€ 453	€ 412
Finite-Lived Trade Names, Gross	658	723
Finite-Lived Patents, Gross	412	412
Other Finite-Lived Intangible Assets, Gross	363	363
Finite-Lived Intangible Assets, Gross	1,886	1,910
Finite-Lived Intangible Assets, Accumulated Amortization	(1,814)	(1,843)
Finite-Lived Intangible Assets, Net	€ 71	€ 68

Schedule of Accounts Payable and Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	€ 5,820	€ 5,725
Notes payable	516	570
Trade accounts and notes payable	€ 6,336	€ 6,295

Schedule of Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for warranty costs	€ 666	€ 651
Value added tax payable	326	342
Accruals for social expenses	386	278
Conditional government subsidies	341	519
Retirement indemnities	39	94
Accrued interests	139	183
Others	373	262
Accrued Liabilities and Other Liabilities	2,270	2,329
Less non current portion of Conditional government subsidies	341	341
Current portion	€ 1,928	€ 1,988

Schedule of changes in warranty costs provision (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warranty costs provision, Beginning of year	€ 1,287	€ 1,402
Amounts used during the year (payments)	(694)	(477)
New Warranty Expenses	469	362
Warranty costs provision, End of year	1,062	1,287
WarrantyCostsProvision	396	636
Current portion of provision for warranty costs	€ (666)	€ (651)

Schedule of Future Minimum Lease Payments for Capital Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	€ 495
2014	212
2015	177
2016	99
2017	39
Thereafter	4
Total minimum lease payments	1,026
Less: amount representing interest	(72)
Present value of minimum lease payments	953
Current portion of capital lease obligations	459	557
Long-term portion	€ 494	€ 695

Schedule of Future Minimum Rental Payments for Operating Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
FRANCE [Member]
2013	€ 297
2014	297
2015	297
2016	297
2017	272
Total	1,460
JAPAN [Member]
2013	124
2014	0
2015	0
2016	0
2017	0
Total	€ 124

Schedule of Debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total long term debt	€ 622	€ 958
Less current portion	207	238
Total long-term portion	415	720
JAPAN [Member]
Total long term debt	497	728
ITALY [Member]
Total long term debt	114	215
MALAYSIA [Member]
Total long term debt	€ 11	€ 15

Schedule of debentures (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Convertible debentures carried at fair value	€ 7,085
Convertible debentures carried at fair value	0	7,085
Non Convertible debentures	€ 4,416	€ 0

Schedule of f inancial instruments carried at fair value (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Financial Instruments	€ 1,754	€ 195
Less current portion	0	195
Total long-term portion	1,754	0
Placement Agent Warrants [Member]
Total Financial Instruments	183	0
Investor warrants [Member]
Total Financial Instruments	€ 1,571	€ 195

Schedule of variations in debentures and financial instruments (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total Debentures and financial instruments	€ 6,170	€ 7,280
USD EUR Exch. impact	(78)
FV adjustments	374
Amortised costs	1,292
Impact Of Exchange Agreement - Cash	(385)
Impact Of Exchange Agreement - Exchange	(2,437)
Impact Of Exchange Agreement - Debt Issuance Costs	(171)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(1,526)
Impact Of Placement - Equity Classif. of Warrants	1,821
Convertible Debt [Member]
Total Debentures and financial instruments	0	7,085
USD EUR Exch. impact	(34)
FV adjustments	282
Impact Of Exchange Agreement - Cash	(385)
Impact Of Exchange Agreement - Exchange	(6,948)
Placement Agent Warrants [Member]
Total Debentures and financial instruments	183	0
USD EUR Exch. impact	2
FV adjustments	(11)
Impact Of Placement - Equity Classif. of Warrants	192
Total Financial Instruments [Member]
Total Debentures and financial instruments	1,754	195
USD EUR Exch. impact	19
FV adjustments	92
Impact Of Exchange Agreement - Exchange	(373)
Impact Of Placement - Equity Classif. of Warrants	1,821
Non Convertible Debentures [Member]
Total Debentures and financial instruments	4,416
USD EUR Exch. impact	(62)
Amortised costs	1,292
Impact Of Exchange Agreement - Exchange	4,883
Impact Of Exchange Agreement - Debt Issuance Costs	(171)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(1,526)
Outstanding Nominal Amount [Member]
Total Debentures and financial instruments	8,000	10,500
Impact Of Exchange Agreement - Cash	(500)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(2,000)
TotalDebentures [Member]
Total Debentures and financial instruments	4,416	7,085
USD EUR Exch. impact	(96)
FV adjustments	282
Amortised costs	1,292
Impact Of Exchange Agreement - Cash	(385)
Impact Of Exchange Agreement - Exchange	(2,065)
Impact Of Exchange Agreement - Debt Issuance Costs	(171)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(1,526)
InvestorWarrants2007 [Member]
Total Debentures and financial instruments		195
FV adjustments	178
Impact Of Exchange Agreement - Exchange	(373)
InvestorWarrants2012 [Member]
Total Debentures and financial instruments	1,571	0
USD EUR Exch. impact	17
FV adjustments	(75)
Impact Of Placement - Equity Classif. of Warrants	€ 1,629

Schedule of details of debts (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan One [Member]
Initial Amount	€ 10,000,000	€ 10,000,000
Interest rate	0.1	0.1
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan Two [Member]
Initial Amount	55,000,000	55,000,000
Interest rate	1.8	1.8
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan Three [Member]
Initial Amount	10,000,000	10,000,000
Interest rate	0.1	0.1
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan Four [Member]
Initial Amount		10,000,000
Interest rate		2
ITALY [Member]
Initial Amount	404,000
Interest rate	€ 1.9

Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	€ 207
2014	4,527
2015	91
2016	266
2017	1,653
2018	47
Total Long-term Debt	€ 6,792

Schedule of other long term liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for retirement indemnities (Japan & France)	€ 1,016	€ 939
Provision for employee termination indemnities (Italy)	246	219
Provision for warranty costs, less current portion	396	636
Conditional government subsidies, less current portion	341	341
Total	€ 1,999	€ 2,135

Schedule of Projected Benefit Obligations and the accumulated benefit obligations (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FRANCE [Member]
Normal cost	€ 18	€ 17	€ 13
JAPAN [Member]
Normal cost	€ 6	€ 6	€ 6

Schedule of provision presentation according to ASC 715 (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non current liabilities	€ 1,016	€ 939
FRANCE [Member]
Non current liabilities	517	386
Current liabilities	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(68)	25
Total	449	411
JAPAN [Member]
Non current liabilities	498	552
Current liabilities	39	94
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(157)	(199)
Total	€ 380	€ 447

Schedule of pension cost components France (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FRANCE [Member]
Benefit obligations	€ 517	€ 386	€ 371	€ 262
Service cost	29	31	21
Interest cost	18	17	13
Plan amendments			31
(gain) loss	93	(33)	43
Benefits paid	(8)	0	0
Unrecognized actuarial (gain) loss	38	(56)	(23)
Unrecognized prior service cost	30	31	31
Accrued pension cost	449	411	363
JAPAN [Member]
Benefit obligations	538	646	562	435
Service cost	61	68	50
Interest cost	6	6	6
Plan amendments	0	0	0
(gain) loss	(6)	37	68
Benefits paid	(93)	0	(95)
Unrecognized actuarial (gain) loss	157	199	236
Accrued pension cost	€ 380	€ 447	€ 326

Schedule of pension cost components Japan (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
JAPAN [Member]
Benefit obligations	€ 538	€ 646	€ 562	€ 435
Service cost	61	68	50
Normal cost	6	6	6
Plan amendments	0	0	0
Termination benefits	0	0	0
(gain) loss	(6)	37	68
Benefits paid	(93)	0	(95)
Exchange rate impact	(76)	47	98
Unrecognized actuarial (gain) loss	157	199	236
Unrecognized prior service cost	0	0	0
Accrued pension cost	380	447	326
FRANCE [Member]
Benefit obligations	517	386	371	262
Service cost	29	31	21
Normal cost	18	17	13
Plan amendments			31
(gain) loss	93	(33)	43
Benefits paid	(8)	0	0
Unrecognized actuarial (gain) loss	38	(56)	(23)
Accrued pension cost	€ 449	€ 411	€ 363

Schedule of actuarial assumptions of post retirement benefit plan france (Details) (FRANCE [Member], Foreign Pension Plans, Defined Benefit [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FRANCE [Member] | Foreign Pension Plans, Defined Benefit [Member]
Discount rate	3.00%	5.00%	5.00%
Salary increase	3.00%	3.00%	3.00%
Retirement age	65	65	65
Average retirement remaining service period	24	25	25

Schedule of actuarial assumptions of post retirement benefit plan Japan (Details) (JAPAN [Member], Foreign Pension Plans, Defined Benefit [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
JAPAN [Member] | Foreign Pension Plans, Defined Benefit [Member]
Discount rate	2.00%	1.00%	1.00%
Salary increase	2.00%	2.00%	2.00%

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (Stock Options [Member], Common Stock [Member], EUR €)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Plan 1 - 2004 [Member]	Dec. 31, 2007 Plan 2 - 2007 [Member]	Dec. 31, 2012 Plan 2 - 2007 [Member]	Dec. 31, 2010 Plan 3 - 2010 [Member]	Dec. 31, 2012 Plan 3 - 2010 [Member]	Dec. 31, 2012 Plan 4 - 2012 [Member]	Dec. 31, 2010 Plan 2b - 2007 [Member]	Dec. 31, 2012 Plan 2b - 2007 [Member]
Granted - Number	0	0	325,012			504,088		229,100		500,000	95,912
Exercised - Number	0	0	(18,000)
Forfeited - Number	(15,750)	(51,750)	(56,250)
Expired - Number	(3,425)	(25,000)	0
Outstanding - Number	810,850	830,025	906,775	656,013	124,000		416,838		174,100			95,912
Exercisable - Number	675,844	621,516	486,446
Share purchase options available for grant - Number	83,428	72,003	16,003
Outstanding - Weighted average exercise price	€ 3.18	€ 3.23	€ 3.19	€ 3.57
Granted - Weighted average exercise price	€ 0	€ 0	€ 2.23			€ 3.99		€ 2.38			€ 1.88
Exercized - Weighted average exercise price	€ 0	€ 0	€ 2.15
Forfeited - Weighted average exercise price	€ 3.17	€ 3.03	€ 2.45
Expired - Weighted average exercise price	€ 2.02	€ 2.08	€ 0
Exercisable - Weighted average exercise price	€ 3.38	€ 3.5	€ 3.52

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (EUR €)	12 Months Ended
Dec. 31, 2012
3.99 [Member]
Outstanding options - Number	416,838
Outstanding options - Weighted average remaining contractual life	4 years
Outstanding options - Weighted average exercise price	€ 3.99
Exercisable options - Number	416,838
Exercisable options - Weighted average exercise price	€ 3.99
2.60 [Member]
Outstanding options - Number	124,000
Outstanding options - Weighted average remaining contractual life	1 year 2 months 12 days
Outstanding options - Weighted average exercise price	€ 2.6
Exercisable options - Number	124,000
Exercisable options - Weighted average exercise price	€ 2.6
2.38 [Member]
Outstanding options - Number	174,100
Outstanding options - Weighted average remaining contractual life	7 years 6 months
Outstanding options - Weighted average exercise price	€ 2.38
Exercisable options - Number	87,050
Exercisable options - Weighted average exercise price	€ 238
1.88 [Member]
Outstanding options - Number	95,912
Outstanding options - Weighted average remaining contractual life	7 years 6 months
Outstanding options - Weighted average exercise price	€ 1.88
Exercisable options - Number	47,956
Exercisable options - Weighted average exercise price	€ 1.88
1.88 to 3.99 [Member]
Outstanding options - Number	810,850
Outstanding options - Weighted average remaining contractual life	5 years 2 months 12 days
Outstanding options - Weighted average exercise price	€ 3.18
Exercisable options - Number	675,844
Exercisable options - Weighted average exercise price	€ 3.38

Disclosure of sharebased compensation arrangements by sharebased payment award nonvested (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-vested options outstanding	135,006	208,509
Non-vested options outstanding - Weighted average Grant-Date Fair Value	€ 1.45	€ 1.45
Non-vested options granted	0
Non-vested options granted - Weighted average Grant-Date Fair Value	€ 0
Non-vested options vested	(67,503)
Non-vested options vested - Weighted average Grant-Date Fair Value	€ 1.45
Non-vested options forfeited	(6,000)
Non-vested options forfeitedvested - Weighted average Grant-Date Fair Value	€ 1.43

Changes In Warrants Stock Options And Capital Increase (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants and stock options granted - Change in shareholders equity resulting from the January 2012 Exchange Agreement	€ 805
Warrants and stock options granted - Other changes in shareholders equity	76
Warrants and stock options granted	881	199	327
Capital increase - Change in shareholders equity resulting from the January 2012 Exchange Agreement	3,882
Capital increase - Other changes in shareholders equity	1,898
Capital increase	5,780	758	8,966
Total Capital increase - Change in shareholders equity resulting from the January 2012 Exchange Agreement	4,687
Total Capital increase - Other changes in shareholders equity	1,974
Total Capital Increase	€ 6,661

Schedule of other revenues (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from Grants	€ 47	€ 20	€ 506
Other Revenue, Net	€ 47	€ 20	€ 506

Schedule of Research and development expenses (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross research and development expenses	€ (3,654)	€ (2,851)	€ (3,958)
Research tax credit and grants	739	4	363
Research and Development Expense	2,659	2,436	3,268
Research tax credit	€ 256	€ 411	€ 327

Schedule of financial income (expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	€ 126	€ 185	€ 265
Interest expense	(2,065)	(875)	(2,136)
Depreciation of prepaid expenses on debt grant	(31)	(224)	(920)
Changes in fair value of convertible debentures	(282)	1,301	(3,434)
Changes in fair value of hte Placement Agent Warrants	(92)	1,133	(2,618)
Impact from the January 2012 Exchange Agreement	(2,250)
Financial (expense) income, net	€ (4,594)	€ 1,522	€ (8,844)

Schedule of Income before Income Tax, Domestic and Foreign (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (7,358)	€ (543)	€ (11,778)
FRANCE [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(5,392)	1,192	(8,972)
UNITED STATES [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(1,739)	(1,146)	(2,143)
UNKNOWN COUNTRY [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (227)	€ (589)	€ (663)

Schedule of Components of Income Tax Expense (Benefit) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax (Expense) Benefit	€ (124)	€ (140)	€ (866)
Deferred Income Tax (Expense) Benefit	(52)	293	180
Sub total deferred income tax (expense) benefit	6	(255)	(73)
Income tax (expense) benefit	(118)	(395)	(939)
FRANCE [Member]
Current Income Tax (Expense) Benefit	(102)	(95)	(818)
Deferred Income Tax (Expense) Benefit	(2)	0	(13)
UNKNOWN COUNTRY [Member]
Current Income Tax (Expense) Benefit	(22)	(45)	(49)
Deferred Income Tax (Expense) Benefit	€ 8	€ (255)	€ (60)

Schedule of Deferred Tax Assets and Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Elimination of intercompany profit in inventory	€ 119	€ 223
Elimination of intercompany profit in fixed assets	122	193
Other items	689	808
Net operating loss carryforwards	19,563	17,426
Total deferred tax assets	20,493	18,650
capital leases treated as operating leases for tax	(76)	(140)
Other items	(11)	(10)
Total deferred tax liabilities	(87)	(150)
Net deferred tax assets	20,406	18,500
Valuation allowance for deferred tax assets	(20,375)	(18,474)
Deferred tax assets (liabilities), net of allowance	€ 32	€ 26

Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.30%	34.40%	33.80%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	0.40%	12.60%	0.60%
Effect of net operating loss carry-forwards and valuation allowances	(37.60%)	(287.30%)	(28.30%)
Non taxable debt fair value variation	(1.10%)	154.10%	(17.40%)
Non deductible entertainment expenses	1.90%	9.50%	0.40%
Other	1.50%	4.00%	2.90%
Effective tax rate	(1.60%)	(72.70%)	(8.00%)

Schedule of deferred revenues (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred revenues on maintenance contracts	€ 600	€ 329
Deferred revenue on RPP	50	24
Deferred revenue on sale of devices	304	284
Deferral of the gain on sale-lease-back transactions	9	39
Total	964	676
Deferred revenues long term portion	(79)	(258)
Deferred revenues, current portion	€ 885	€ 418

Schedule of Earnings Per Share, Basic and Diluted (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) available to common Shareholders	€ (7,475,490)	€ (938,636)	€ (12,717,105)
Income (Loss) available to common shareholders, including assumed Conversions	€ (7,475,490)	€ (938,636)	€ (12,717,105)
Weighted Average Number of Shares Issued, Basic	17,556,395	13,345,004	13,008,401
Stock options only in the money	0
Weighted Average Number of Shares Outstanding, Diluted	17,556,395	13,345,004	13,008,401
Basic income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Diluted income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	€ 7,041	€ 4,900	€ 7,369	€ 11,590
Trade accounts and notes receivable, net	11,949	14,981
Short-term investment	1,036	1,572
Short-term borrowings	2,095	1,700
Trade accounts payable	5,820	5,725
Notes payable	516	570
Debentures and other Long Term Debt	5,038	7,085
Investor Warrants	1,571	195
Placement Agent Warrants	183	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Cash and cash equivalents	7,041	4,900
Trade accounts and notes receivable, net	11,949	14,981
Short-term investment	1,036	1,572
Short-term borrowings	2,095	1,700
Trade accounts payable	5,820	5,725
Notes payable	516	570
Debentures and other Long Term Debt	5,038	7,085
Investor Warrants	1,571	195
Placement Agent Warrants	€ 183	€ 0

Reconciliation of operating profit (loss) from segments to consolidated [Table] (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Segment operating loss	€ (2,030)	€ (2,497)		€ (3,818)
Financial income (expense), net	(4,594)	1,522		(8,844)
Foreign currency exchange gain (loss), net	(733)	482		884
Other income (expense), net	0	(50)		0
Income tax (expense) benefit	(118)	(395)		(939)
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)	€ (12,717)

Schedule of Segment Reporting Information, by Segment (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of goods	€ 17,009	€ 12,399	€ 13,135
Sales of RPPs and leases	3,988	4,508	4,689
Sales of spare parts and services	5,021	5,365	5,378
Total sales	26,018	22,272	23,202
Total net sales	26,018	22,272	23,202
Other Revenue, Net	47	20	506
Total revenues	26,065	22,292	23,708
Total cost of sales	(15,632)	(13,435)	(14,253)
Gross profit	10,433	8,857	9,455
Research and development expenses	(2,659)	(2,436)	(3,268)
Selling and marketing expenses	(6,620)	(5,874)	(6,684)
General and administrative expenses	(3,185)	(3,044)	(3,320)
Total expenses	(12,463)	(11,353)	(13,272)
Loss from operations	(2,030)	(2,497)	(3,818)
Total assets	30,444	32,238	35,938
Capital expenditures	600	871	600
Long-lived assets	4,913	5,498	5,886
Goodwill	2,412	2,412	2,412
Urology Devices and Services (UDS) [Member]
Sales of goods	15,126	10,957	11,196
Sales of RPPs and leases	1,293	1,238	1,184
Sales of spare parts and services	4,015	4,212	3,940
Total sales	20,433	16,407	16,319
Total net sales	20,433	16,407	16,319
Other Revenue, Net	0	0	500
Total revenues	20,433	16,407	16,820
Total cost of sales	(12,723)	(10,815)	(10,969)
Gross profit	7,710	5,592	5,851
Research and development expenses	(746)	(792)	(793)
Selling and marketing expenses	(4,794)	(3,865)	(3,943)
General and administrative expenses	(1,014)	(813)	(1,024)
Total expenses	(6,554)	(5,471)	(5,760)
Loss from operations	1,156	122	91
Total assets	20,894	21,309	20,803
Capital expenditures	539	760	411
Long-lived assets	3,129	3,391	3,310
Goodwill	1,767	1,767	1,767
FDA [Member]
Sales of goods	0	0	0
Sales of RPPs and leases	0	0	0
Sales of spare parts and services	0	0	0
Total sales	0	0	0
Total net sales	0	0	0
Other Revenue, Net	0	0	0
Total revenues	0	0	0
Total cost of sales	0	0	0
Gross profit	0	0	0
Research and development expenses	(992)	(694)	(1,734)
Selling and marketing expenses	0	0	0
General and administrative expenses	(97)	(79)	(193)
Total expenses	(1,089)	(773)	(1,927)
Loss from operations	(1,089)	(773)	(1,927)
Total assets	162	268	317
Capital expenditures	0	0	0
Long-lived assets	64	9	59
Goodwill	0	0	0
EDAP TMS (Corporate) [Member]
Sales of goods	0	0	0
Sales of RPPs and leases	0	0	0
Sales of spare parts and services	0	0	0
Total sales	0	0	0
Total net sales	0	0	0
Other Revenue, Net	0	0	0
Total revenues	0	0	0
Total cost of sales	0	0	0
Gross profit	0	0	0
Research and development expenses	0	0	0
Selling and marketing expenses	0	(41)	0
General and administrative expenses	(1,352)	(1,547)	(1,338)
Total expenses	(1,352)	(1,588)	(1,338)
Loss from operations	(1,352)	(1,588)	(1,338)
Total assets	2,071	2,984	5,474
Capital expenditures	39	27	73
Long-lived assets	217	150	175
Goodwill	0	0	0
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	1,884	1,442	1,939
Sales of RPPs and leases	2,695	3,270	3,505
Sales of spare parts and services	1,006	1,153	1,438
Total sales	5,585	5,865	6,882
Total net sales	5,585	5,865	6,882
Other Revenue, Net	47	20	6
Total revenues	5,632	5,885	6,888
Total cost of sales	(2,909)	(2,621)	(3,285)
Gross profit	2,723	3,264	3,604
Research and development expenses	(920)	(950)	(741)
Selling and marketing expenses	(1,825)	(1,968)	(2,741)
General and administrative expenses	(723)	(604)	(766)
Total expenses	(3,468)	(3,521)	(4,247)
Loss from operations	(746)	(257)	(644)
Total assets	7,316	7,677	9,344
Capital expenditures	22	84	116
Long-lived assets	1,504	1,948	2,341
Goodwill	€ 645	€ 645	€ 645

Schedule of Valuation accounts (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation Allowances and Reserves, Balance	€ 1,602	€ 1,272	€ 1,079	€ 862
Charges to costs and expenses	516	191	200
Deductions: write-off provided in prior periods	(186)	2	17
Inventory Valuation Reserve [Member]
Valuation Allowances and Reserves, Balance	934	1,166	871	805
Charges to costs and expenses	124	428	184
Deductions: write-off provided in prior periods	€ (356)	€ (133)	€ (118)

Schedule of Cash Flow, Supplemental Disclosures (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes paid (refunds received)	€ 143	€ 143	€ 942
Interest paid	401	38	66
Interest received	16	40	43
Capital lease obligations incurred	€ 137	€ 29	€ 73